    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 28, 2001

                                                     1933 Act File No. 033-63493
                                                     1940 Act File No. 811-07367

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 9

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] Amendment No. 10

                        (Check appropriate box or boxes)

                       BERGER INSTITUTIONAL PRODUCTS TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado                   80206
--------------------------------------------------------------------------------
      (Address of Principal Executive Offices)                        (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     ---------------------------

     Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

                immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
                60 days after filing pursuant to paragraph (a)(1)
      [X]       on May 1, 2001, pursuant to paragraph (a)(1)
                75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered   Shares of Beneficial Interest of the
                                      ------------------------------------------
Berger IPT - Growth Fund, the Berger IPT - Growth and Income Fund, the Berger
--------------------------------------------------------------------------------
IPT - Small Company Growth Fund, the Berger IPT - International Fund and the
--------------------------------------------------------------------------------
Berger IPT - New Generation Fund
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

         This amendment to the Registration Statement of the Berger Institutional Products Trust (the "Trust") contains the following:

One Prospectus for the Berger IPT - Growth Fund, Berger IPT - Growth and Income Fund, Berger IPT - Small Company Growth Fund, Berger IPT - International Fund and Berger IPT - New Generation Fund, being all the series currently in existence in the Trust.

One Statement of Additional Information for the Berger IPT - Growth Fund, Berger IPT - Growth and Income Fund, Berger IPT - Small Company Growth Fund, Berger IPT
- International Fund and Berger IPT - New Generation Fund, being all the series currently in existence in the Trust.

One Part C

         This filing constitutes the annual year-end update for the following series of the Trust: Berger IPT - Growth Fund, Berger IPT - Growth and Income Fund, Berger IPT - Small Company Growth Fund, Berger IPT - International Fund and Berger IPT - New Generation Fund.

                        May 1, 2001

                        Berger IPT Funds

                        Prospectus

                        [BERGER FUNDS LOGO]


                        BERGER IPT - NEW GENERATION FUND

                        BERGER IPT - SMALL COMPANY GROWTH FUND

                        BERGER IPT - GROWTH FUND


                        BERGER IPT - INTERNATIONAL FUND



                        BERGER IPT - LARGE CAP GROWTH FUND


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Berger IPT Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Funds will meet their investment goals, and although you have the potential to make money, you could also lose money in the Funds.

Berger IPT - Small Company Growth Fund and the Berger Mountain logo are registered trademarks of Berger LLC; Berger IPT - New Generation Fund, Berger IPT - International Fund, Berger IPT - Large Cap Growth Fund and Berger IPT - Growth Fund are trademarks of Berger LLC; and other marks referred to herein are the trademarks or registered trademarks of the respective owners thereof.

CONTENTS
--------------------------------------------------------------------------------

THE BERGER IPT FUNDS are no-load mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. Each of the following sections introduces a Fund, its goal(s), principal investment strategies and principal risks. They also contain expense and performance information.


Berger IPT - New Generation Fund(SM) .......................................   4

Berger IPT - Small Company Growth Fund(R) ..................................   6

Berger IPT - Growth Fund(SM) ...............................................   8

Berger IPT - International Fund(SM) ........................................  10

Berger IPT - Large Cap Growth Fund(SM) .....................................  12

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS .....................  14

Risk and Investment Table ..................................................  15

Risk and Investment Glossary ...............................................  16

BUYING AND SELLING (REDEEMING) SHARES ......................................  18

Fund Share Price ...........................................................  18

Other Information ..........................................................  18

Distributions and Taxes ....................................................  19

ORGANIZATION OF THE FUNDS ..................................................  20

Investment Managers ........................................................  20

FINANCIAL HIGHLIGHTS .......................................................  24

Berger IPT - New Generation Fund ...........................................  24

Berger IPT - Small Company Growth Fund .....................................  24

Berger IPT - Growth Fund ...................................................  25

Berger IPT - International Fund ............................................  26

Berger IPT - Large Cap Growth Fund .........................................  27



You may not invest in shares of the Funds directly. You may invest in shares of the Funds by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make one or more of the Funds available as an investment option under their variable insurance contracts. You may also invest in shares of the Funds if you participate in a qualified retirement plan and your employer has arranged to make one or more of the Funds available as an investment option under that plan.



                              Berger IPT Funds o May 1, 2001 Combined Prospectus

4

BERGER IPT --
NEW GENERATION FUND
--------------------------------------------------------------------------------

THE FUND'S GOALS AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of companies with potential for significant revenue and earnings growth.


The Fund focuses on leading-edge companies with new ideas, technologies or methods of doing business. Its investment manager seeks companies it believes have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs. The Fund's investment manager generally looks for companies:

o In business sectors characterized by rapid change, regardless of the company's size


o With favorable long-term growth potential because of new or innovative products or services


o With management and financial strength to fulfill their vision and grow their business.

The Fund invests in common stocks, both domestic and foreign, and other securities with equity features, such as convertible securities and preferred stocks. Due to the Fund's focus on companies with the characteristics described above, the Fund generally is weighted toward small market capitalization companies, although it is free to invest in companies with larger market capitalizations as well. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.



Given the Fund's weighting toward small companies in rapidly changing industries, its share price may fluctuate more than that of funds invested in larger companies or more stable industries. Small companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. In addition, products and services in rapidly changing industries may be subject to intense competition and rapid obsolescence and may require regulatory approvals prior to their use. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.


FUND EXPENSES


The Fund does not impose any sales load, redemption or exchange fees. However, you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                              %
--------------------------------------------------------------------------------
Management fee
Other expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
Fee Waiver and Reimbursement(1)
--------------------------------------------------------------------------------
Net Expenses
--------------------------------------------------------------------------------



(1) Under a written contract, the Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.15%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.


UNDERSTANDING EXPENSES


Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports and custodian and pricing services. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.




Berger IPT Funds o May 1, 2001 Combined Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------

EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:


Years                                                                          $
--------------------------------------------------------------------------------
One
Three
Five
Ten
--------------------------------------------------------------------------------





                              Berger IPT Funds o May 1, 2001 Combined Prospectus

6

BERGER IPT --
SMALL COMPANY
GROWTH FUND
--------------------------------------------------------------------------------

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.


The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry. The Fund's investment manager generally looks for companies with:


o An innovative technology, product or service that may enable the company to be a market share leader


o Strong entrepreneurial management with clearly defined strategies for growth

o    Relatively strong balance sheets.

Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index (Russell 2000). This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2000. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

                   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                     [CHART]


                                  1997         21.21%
                                  1998          1.87%
                                  1999         91.45%
                                  2000              %



                         BEST QUARTER:            %

                         WORST QUARTER:           %



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Russell 2000, an unmanaged index, with dividends reinvested, that consists of the common stocks of 2,000 US. companies. While the Fund does not seek to match the returns of the Russell 2000, this index is a good indicator of small company stock market performance. You may not invest in the Russell 2000 and unlike the Fund, it does not incur fees or charges.





Berger IPT Funds o May 1, 2001 Combined Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2000



                                                            Life of the Fund
                       1 Year             3 Year              (May 1, 1996)
--------------------------------------------------------------------------------
The Fund                  %                  %                      %
Russell 2000              %                  %                      %
--------------------------------------------------------------------------------


FUND EXPENSES

The Fund does not impose any sales load, redemption or exchange fees. However, you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)%
--------------------------------------------------------------------------------
Management fee
Other expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------



UNDERSTANDING EXPENSES



Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports and custodian and pricing services. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:


Years                                                                        $
------------------------------------------------------------------------------
One
Three
Five
Ten
------------------------------------------------------------------------------





                              Berger IPT Funds o May 1, 2001 Combined Prospectus

8

BERGER IPT --
GROWTH FUND
--------------------------------------------------------------------------------

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of established companies with the potential for growth.


Stock selection by the Fund's investment manager focuses on companies believed to have strong growth potential regardless of the company's size.


The Fund's investment manager generally looks for companies with:

o    Opportunities for rapid revenue and earnings growth

o    Large market potential for their products and services

o Strong, capable management teams that have the vision necessary to increase their market share in growing industries.

The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.



Although the Fund is expected to invest in stocks of companies of all sizes, including large companies, the Fund's share price may fluctuate more than that of funds primarily invested in large companies. Small and mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments may focus in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2000. These returns include reinvestment of all dividends and capital gain distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

                   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                     [CHART]


                                  1997         13.76%
                                  1998         16.29%
                                  1999         49.13%
                                  2000              %



                         BEST QUARTER:

                         WORST QUARTER:

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Standard & Poor's 500 Index (S&P 500), an unmanaged index, with dividends reinvested, that consists of the common stocks of 500 publicly traded U.S. companies. While the Fund does not seek to match the returns of the S&P 500, this index is a good indicator of general stock market performance. You may not invest in the S&P 500 and unlike the Fund, it does not incur fees or charges.





Berger IPT Funds o May 1, 2001 Combined Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2000



                                                            Life of the Fund
                       1 Year                3 Year           (May 1, 1996)
--------------------------------------------------------------------------------
The Fund                  %                     %                   %
S&P 500                   %                     %                   %
--------------------------------------------------------------------------------


FUND EXPENSES

The fund does not impose any sales load, redemption or exchange fees. However, you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)%
--------------------------------------------------------------------------------
Management fee
Other expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
Fee Waiver and Reimbursement(1)
--------------------------------------------------------------------------------
Net Expenses
--------------------------------------------------------------------------------



(1) Under a written contract, the Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.



UNDERSTANDING EXPENSES



Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports and custodian and pricing services. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:


YEARS                                                                          $
--------------------------------------------------------------------------------
One
Three
Five
Ten
--------------------------------------------------------------------------------





                              Berger IPT Funds o May 1, 2001 Combined Prospectus

10


BERGER IPT --
INTERNATIONAL FUND

--------------------------------------------------------------------------------

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies.


The Fund's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.

The Fund's investment manager generally looks for companies with:

o Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

o Business operations predominantly in well-regulated and more stable foreign markets

o Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.


The Fund invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Fund has been weighted toward the United Kingdom, Europe and selectively in Japan and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Fund's assets are invested in mid-sized to large capitalization companies. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.


PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with the risks of international investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment. There are additional risks with investing in foreign countries, especially in developing countries--specifically, economic, market, currency, liquidity, information, political and transaction risks.

As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. In addition, foreign stocks may not move in concert with the U.S. markets. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts, which may present hedging, credit, correlation, opportunity and leverage risks.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2000. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

                   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                     [CHART]



                                  1998         16.13%
                                  1999         31.24%
                                  2000              %



                         BEST QUARTER:

                         WORST QUARTER:



Berger IPT Funds o May 1, 2001 Combined Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Morgan Stanley Capital International Europe, Australasia and the Far East Index (EAFE Index), an unmanaged index, with dividends reinvested, that represents major overseas stock markets. While the Fund does not seek to match the returns of the EAFE Index, this index is a good indicator of foreign stock markets. You may not invest in the EAFE Index and unlike the Fund, it does not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2000



                                                       Life of the Fund
                       1 Year           3 Year           (May 1, 1997)
--------------------------------------------------------------------------------
The Fund                  %                %                   %
EAFE Index                %                %                   %
--------------------------------------------------------------------------------


FUND EXPENSES

The Fund does not impose any sales load, redemption or exchange fees. However, you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                              %
--------------------------------------------------------------------------------
Management fee(1)
Other expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
Fee Waiver and Reimbursement(2)
--------------------------------------------------------------------------------
Net Expenses
--------------------------------------------------------------------------------



(1) Effective May 12, 2000, the investment advisory fee charged to the Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million of average daily net assets; 0.80% of the next $500 million and 0.75% of all amounts in excess of $1 million. The amount shown reflects the restated advisory fee.

(2) Under a written contract, the Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.


UNDERSTANDING EXPENSES


Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports and custodian and pricing services. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:


YEARS                                                                          $
--------------------------------------------------------------------------------
One
Three
Five
Ten
--------------------------------------------------------------------------------





                              Berger IPT Funds o May 1, 2001 Combined Prospectus

12


BERGER IPT -- LARGE CAP
GROWTH FUND

--------------------------------------------------------------------------------

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have the potential for growth.

Security selection focuses on the common stocks of companies that have demonstrated a history of growth in revenue and earnings.


The Fund's investment manager generally looks for companies with:


o    Opportunities for above-average revenue and earnings growth


o    Strong market positions for their products and services

o Strong, seasoned management teams with well-established and clearly defined strategies.


Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by Standard & Poor's, Ba or lower by Moody's). The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


PRINCIPAL RISKS


You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment. To the extent the Fund invests in fixed-income securities it takes on different risks, including movements in interest rates and default on payment of principal or interest. In addition, the Fund may invest in convertible securities rated below investment grade, which may pose greater market, interest rate, prepayment and credit risk. These issuers are less financially secure, and are more likely to be hurt by interest rate movements. In addition, if the Fund does engage in active trading, this will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE


The information below shows the Fund's performance through December 31, 2000. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.


Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

                   YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                     [CHART]


                                  1997         24.99%
                                  1998         25.03%
                                  1999         59.05%
                                  2000              %



                         BEST QUARTER:            %

                         WORST QUARTER:           %



Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Standard & Poor's 500 Index (S&P 500), an unmanaged index, with dividends reinvested, that consists of the common stocks of 500 publicly traded U.S. companies. While the Fund does not seek to match the returns of the S&P 500, this index is a good indicator of general stock market performance. You may not invest in the S&P 500 and unlike the Fund, it does not incur fees or charges.



Berger IPT Funds o May 1, 2001 Combined Prospectus

BERGER IPT -- LARGE CAP
GROWTH FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2000(1)



                                                       Life of the Fund
                       1 Year           3 Year           (May 1, 1996)
--------------------------------------------------------------------------------
The Fund                  %                %                   %
S&P 500                   %                %                   %
--------------------------------------------------------------------------------



(1) Effective May 1, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.


FUND EXPENSES

The Fund does not impose any sales load, redemption or exchange fees. However, you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)%
--------------------------------------------------------------------------------
Management fee
Other expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------



UNDERSTANDING EXPENSES

Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports and custodian and pricing services. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


EXAMPLE COSTS


The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:


o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:


YEARS                                                                          $
--------------------------------------------------------------------------------
One
Three
Five
Ten
--------------------------------------------------------------------------------





                              Berger IPT Funds o May 1, 2001 Combined Prospectus

14

INVESTMENT TECHNIQUIES,
SECURITIES AND
ASSOCIATED RISKS
--------------------------------------------------------------------------------

BEFORE YOU INVEST. . .


in any of the Funds, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.


Like all mutual funds, an investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Funds are not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Funds will meet their investment goals, and although you have the potential to make money, you could also lose money by investing in the Funds.

The table on the opposite page will help you further understand the risks the Funds take by investing in certain securities and the investment techniques used by the Funds. A glossary follows the table. You may get more detailed information about the risks of investing in the Funds in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the columns under the name of the Fund in which you are interested. The boxes will tell you:

Y Yes, the security or technique is permitted by a Fund and is emphasized by a Fund.

<    (Note: character is a hollow Y) Yes, the security or technique is permitted by a Fund.

N    No, the security or technique is not permitted by a Fund.

F The restriction is fundamental to a Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of total assets.

25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.


33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.


[ ] (Note: character is a hollow 5) Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.

[ ] [ ] [ ] (Note: character is a hollow 15) Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.

Notes to table:

(1) The Funds have no minimum quality standards for convertible securities, although they will not invest in defaulted securities. They also will not invest 20% or more of their assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.

(2) The Funds may use futures, forwards and options only for hedging. Not more than 5% of a Fund's net assets may be used for initial margins for futures and premiums for options, although a Fund may have more at risk under these contracts than the initial margin or premium. However, a Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.




Berger IPT Funds o May 1, 2001 Combined Prospectus

BERGER FUNDS
--------------------------------------------------------------------------------
RISK AND INVESTMENT TABLE


                                                                            BERGER
                                                              BERGER         IPT -                                    BERGER
                                                               IPT -        SMALL          BERGER       BERGER         IPT -
                                                                NEW         COMPANY         IPT -       IPT -        LARGE CAP
                                                            GENERATION      GROWTH         GROWTH    INTERNATIONAL    GROWTH
                                                               FUND          FUND           FUND         FUND          FUND
                                                            ----------      -------        ------    -------------   ---------
Diversification                                                 F              F              F            F             F

Small and mid-sized company securities                          Y              Y              Y            <             <
Market, liquidity and information risk

Foreign securities                                              <              <              <            <             <
Market, currency, transaction,
liquidity, information and
political risk

Sector focus                                                    Y              Y              Y            <             <
Market and liquidity risk

Convertible securities(1)                                       <              <              <            <             Y
Market, interest rate,
prepayment and credit risk

Investment grade bonds (nonconvertible)                         <              <              <            <             <
Interest rate, market, call
and credit risk

Companies with limited operating histories                      <              <             5F            <            5F
Market, liquidity and information risk

Illiquid and restricted securities                      [ ][ ][ ]      [ ][ ][ ]      [ ][ ][ ]    [ ][ ][ ]     [ ][ ][ ]
Market, liquidity and transaction risk

Special situations                                              <              <              <            <             <
Market and information risk

Initial Public Offerings (IPOs)                                 <              <              <            <             <
Market, liquidity and information risk

Temporary defensive measures                                    <              <              <            N             <
Opportunity risk

Lending portfolio securities                                 33.3           33.3           33.3         33.3          33.3
Credit risk

Borrowing                                                     25F            25F             5F          25F            5F
Leverage risk

HEDGING STRATEGIES
Financial futures(2)                                           [ ]            [ ]            [ ]           N            [ ]
Hedging, correlation, opportunity
and leverage risk

Forward foreign currency contracts(2)                           <              <              <            Y             <
Hedging, credit, correlation,
opportunity and leverage risk

Options(2) (exchange-traded and                                [ ]            [ ]            [ ]           N            [ ]
over-the-counter)
Hedging, credit, correlation and
leverage risk

Writing (selling) covered call options(2)                      25             25             25            N            25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk




                              Berger IPT Funds o May 1, 2001 Combined Prospectus

16

RISK AND INVESTMENT
GLOSSARY
--------------------------------------------------------------------------------

BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.


CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.


CORRELATION RISK occurs when a Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.


CURRENCY RISK happens when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. All of the Funds are diversified funds.


FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

FOREIGN SECURITIES are issued by companies located outside of the United States. A Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as a Fund grows in size.


INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT--GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment--grade bonds.

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Funds lend securities only on a fully collateralized.


LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract.





Berger IPT Funds o May 1, 2001 Combined Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------

LIQUIDITY RISK occurs when investments cannot be sold readily. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.


MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.


OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar, but settle in cash.


POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.


PREPAYMENT RISK Is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of a Fund's assets are invested in a relatively small number of related industries. The Funds will not concentrate more than 25% of their total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES securities are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by each of the Funds investing primarily in small or mid-sized companies varies by Fund and appears in the description for those Funds under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.


SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.



TEMPORARY DEFENSIVE MEASURES may be taken when a Fund's investment manager believes they are warranted because of market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis.

TRANSACTION RISK MEANS that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. This risk may be minimized through an analysis and continuous monitoring, by the Fund's primary custodian, of the custodial risks of using the depository.


WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party, which gives them the right but not the obligation to buy a particular security from you. A Fund will write call options only if it already owns the security (if it is "covered").




                              Berger IPT Funds o May 1, 2001 Combined Prospectus

18

BUYING AND SELLING
(REDEEMING) SHARES
--------------------------------------------------------------------------------

The Funds sell their shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in shares of the Funds only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more of the Funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. Not all of the Funds may be available under a particular contract or plan, and certain contracts or plans may limit allocations among the Funds.

The Funds do not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

FUND SHARE PRICE

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for each Fund is determined by adding the value of that Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of that Fund's shares outstanding.


Each Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.


Fund shares are purchased or redeemed at the share price next calculated after a purchase or redemption request is received in good order and accepted by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received before the close of the New York Stock Exchange on that day.

Payment for redeemed shares generally will be made within three business days following the date of the redemption request. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Funds calculate their share price, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

A Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

OTHER INFORMATION

DATE-RELATED INFORMATION

Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information. The Funds' advisors are addressing these issues for their computers and are getting reasonable assurances from the Funds' other major service providers that they too are addressing these issues to preserve smooth functioning of the Funds' trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.

These computer problems could also adversely affect the Funds' investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. The Funds' investment managers consider these issues when evaluating investments for the Funds.




Berger IPT Funds o May 1, 2001 Combined Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------

REDEMPTIONS IN-KIND


Each Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, you will incur transaction costs if the securities are sold for cash. You may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid.


DISTRIBUTIONS AND TAXES


The Funds generally make two kinds of distributions:


o    Capital gains from the sale of portfolio securities held by a Fund.

o Net investment income from interest or dividends received on securities held by a Fund.

Distributions made by the Funds will normally be capital gains. The Berger IPT - Growth and Income Fund normally will also distribute net investment income.The other Funds generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing their portfolios will be distributed.

Each of the Funds intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of each Fund to distribute annually all of its net realized capital gains.

All distributions are reinvested automatically in Fund shares unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Funds that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Funds' distributions depends on their tax status. Participating insurance companies should consult their own tax advisors concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.




                              Berger IPT Funds o May 1, 2001 Combined Prospectus

20

ORGANIZATION OF THE
FUNDS
--------------------------------------------------------------------------------

INVESTMENT MANAGERS


The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets.

BERGER LLC (210 University Blvd., Suite 900, Denver, CO 80206) serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds.



BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED (BIAM) (75 Holly Hill Lane, Greenwich, CT 06830 [representative office]; 26 Fitzwilliam Place, Dublin 2, Ireland [main office]) serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to-day management of the investment operations of the Berger IPT-International Fund.





Berger IPT Funds o May 1, 2001 Combined Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------


                         ADVISORY FEE
FUND                     PAID BY THE FUND                   THE FUND'S INVESTMENT MANAGER
----                     ----------------                   -----------------------------
Berger IPT - New        %                                   Mark S. Sunderhuse, Executive Vice President of Berger LLC, assumed
Generation Fund                                             management of the Fund at its inception in May 2000. Mr. Sunderhuse is also the investment manager of the Berger New Generation Fund and Berger
                                                            Mid Cap Growth Fund and co-manager of the Berger Select Fund. Mr.
                                                            Sunderhuse joined Berger LLC in 1998 and has been a Portfolio Manager with the Berger Funds since January 1999. From January 1998 to January
                                                            1999, he was Senior Vice President, Marketing, of Berger LLC. From
                                                            January 1991 through January 1998, he was Senior Vice President and
                                                            Assistant Portfolio Manager with Crestone Capital Management, Inc., where he managed or co-managed small cap growth funds. Mr. Sunderhuse has more than 12 years of experience in the investment management industry.

Berger IPT - Small      % paid to Berger                    Paul A. LaRocco, CFA, Vice President of Berger LLC, assumed management
Company Growth          LLC                                 of the Fund in January 2001 when he joined Berger LLC. Prior to joining
Fund                                                        Berger, Mr. LaRocco co-managed small and mid-cap funds for Montgomery
                                                            Asset Management from January 2000 to December 2000. From March 1998 to
                                                            December 1999, he was a Senior Portfolio Manager for small and mid cap growth funds at Founders Asset Management and from 1993 to March 1998, he was a Portfolio Manager for small and mid-cap funds with Oppenheimer
                                                            Funds. Mr. LaRocco has more than 10 years of experience in the investment management industry.

Berger IPT -            % paid to Berger                    Jay W. Tracey, CFA, Executive Vice President and Chief Investment
Growth Fund             LLC(2)                              Officer of Berger LLC, assumed management of the Fund in August 2000.
                                                            Mr. Tracey joined Berger LLC in June 2000. From November 1995 to May
                                                            2000, he was Vice President and Portfolio Manager of Oppenheimer Funds
                                                            where he managed emerging growth funds. Mr. Tracey has more than 24 years experience in the investment management industry.

Berger IPT -            % paid to                           BIAM, using a team approach, has been the investment manager for the
International Fund      Berger LLC(1,2)                     Fund since its inception in 1997. BIAM is the sub-advisor to the Fund and is part of Bank of Ireland's asset management group, established in
                                                            1966. BIAM is also the investment manager for the Berger International
                                                            Portfolio. Most of the team of investment professionals have been with the group for at least 10 years.

Berger IPT - Large      % paid to Berger                    Jay W. Tracey, CFA (see Berger IPT - Growth Fund) and Steven L. Fossel,
Cap Growth Fund         LLC                                 CFA were appointed team portfolio managers of the Fund in January 2001.
                                                            Mr. Fossel managed the Fund on an interim basis from August 2000 to
                                                            January 2001. Mr. Fossel, Vice President of Berger LLC, joined Berger in
                                                            March 1998 as a Senior Equity Analyst. In June 2000, he assumed management of the Berger Balanced Fund and co-management of the Berger
                                                            Select Fund. Previously, Mr. Fossel was Vice President (from January
                                                            1996 to February 1998) and an equity analyst (from 1992 to January 1996)
                                                            with Salomon Brothers Asset Management and assistant portfolio manager of the Salomon Total Return Fund from January 1997 to February 1998. Mr.
                                                            Fossel has more than 9 years of experience in the investment management industry.



(1) BBOI Worldwide LLC, a joint venture between Berger LLC and BIAM, was the advisor to the Berger IPT-International Fund until May 12, 2000, when Berger LLC became the Fund's advisor.

(2) After waivers, advisory fees paid were: Berger IPT-New Generation Fund ___%; Berger IPT-Growth Fund ___% and Berger IPT-International Fund ___%.



                              Berger IPT Funds o May 1, 2001 Combined Prospectus

22


BERGER IPT FUNDS

--------------------------------------------------------------------------------

PAST PERFORMANCE OF SIMILAR FUNDS

Each Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out below is performance information for each Fund and/or its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Funds' investment managers with funds substantially similar to the Funds.

You should not consider the performance information for the corresponding retail Berger Funds as a substitute for the performance of the Funds, nor as an indication of the past or future performance of the Funds.

Despite their similarity, there are differences between the Funds and their corresponding retail Berger Funds, and their performance is expected to differ. The following should be noted in considering the performance information below:

o Each of the Funds is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.


o The performance information below for the Berger IPT-Small Company Growth Fund, Berger IPT-Large Cap Growth Fund, Berger IPT-International Fund and Berger IPT-Growth Fund each reflect fee waivers and expense reimbursements by the Funds' advisor, without which performance would be lower.


o The information below does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.


AVERAGE ANNUAL TOTAL RETURNS OF THE FUNDS AND SIMILAR FUNDS
(AS OF DECEMBER 31, 2000)

                                             BERGER IPT-              BERGER NEW
                                           NEW GENERATION             GENERATION
                                                FUND                    FUND(1)
--------------------------------------------------------------------------------
1 Year                                          N/A                       %

Since Inception of the Berger IPT-
New Generation Fund (5/1/00)                    N/A                       %

Since Inception of the Berger
New Generation Fund (3/29/96)                   N/A                       %
--------------------------------------------------------------------------------



(1) As of December 31, 2000, the retail Berger New Generation Fund had assets of approximately $




                                             BERGER IPT-              BERGER
                                            SMALL COMPANY          SMALL COMPANY
                                             GROWTH FUND          GROWTH FUND(1)
--------------------------------------------------------------------------------
1 Year                                            %                      %

Since Inception of the Berger IPT-
Small Company Growth Fund (5/1/96)                %                      %

5 Year                                          N/A                      %

Since Inception of the Berger
Small Company Growth Fund (12/30/93)            N/A                      %
--------------------------------------------------------------------------------



(1) As of December 31, 2000, the retail Berger Small Company Growth Fund had assets of approximately $.



                                             BERGER IPT-              BERGER
                                               GROWTH                 GROWTH
                                                FUND                  FUND(1)
--------------------------------------------------------------------------------
1 Year                                           %                      %

Since Inception of the
Berger IPT-Growth Fund (5/1/96)                  %                      %

5 Year                                         N/A                      %

10 Year                                        N/A                      %
--------------------------------------------------------------------------------



(1) As of December 31, 2000, the retail Berger Growth Fund had assets of approximately $.





Berger IPT Funds o May 1, 2001 Combined Prospectus

BERGER IPT FUNDS
--------------------------------------------------------------------------------


                                             BERGER                  BERGER
                                        IPT-INTERNATIONAL         INTERNATIONAL
                                              FUND                 FUND(1)(2)
--------------------------------------------------------------------------------
1 Year                                         %                        %

Since Inception of the Berger
IPT-International Fund (5/1/97)                %                        %

5 Year                                       N/A                        %

10 Year                                      N/A                        %

Since Inception of the Berger
International Fund (7/31/89)                 N/A                        %
--------------------------------------------------------------------------------



(1) As of December 31, 2000, the retail Berger International Fund had assets of approximately $.

(2) Predecessor Performance: Performance figures for the retail Berger International Fund covering periods prior to October 11, 1996, include the performance of a pool of assets advised by that Fund's investment manager for periods before that Fund began operations. This performance was adjusted to reflect the increased expenses expected in operating that Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.



                                                 Berger IPT-         Berger
                                                  Large Cap         Large Cap
                                                 Growth Fund      Growth Fund(1)
--------------------------------------------------------------------------------
1 Year                                                %                 %

Since Inception of the Berger IPT-
Large Cap Growth Fund (5/1/96)                        %                 %

5 Year                                              N/A                 %

10 Year                                             N/A                 %
--------------------------------------------------------------------------------



(1) As of December 31, 2000, the retail Berger Large Cap Growth Fund had assets of approximately $.



PORTFOLIO TURNOVER


Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for a Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by a Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Funds. The portfolio turnover rate for each Fund then in existence can be found under the heading "Financial Highlights."




                              Berger IPT Funds o May 1, 2001 Combined Prospectus

24

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights will help you understand each Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Funds' annual report, which is available without charge upon request.

Berger IPT-New Generation Fund

Since the Berger IPT-New Generation Fund was not established until May 1, 2000, no financial highlights are shown for that Fund.

Berger IPT-Small Company Growth Fund

For a Share Outstanding Throughout the Periods


                                                                                Years Ended December 31,
                                                           2000           1999          1998           1997          1996(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $     12.28    $    12.06     $     9.95       $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
From investment operations
     Net investment income (loss)                                          --            --          (0.00)(6)       0.01
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                   11.23          0.23           2.11          (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        11.23          0.23           2.11          (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
    Dividends (in excess of net investment income)                         --         (0.01)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                          --         (0.01)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $     23.51    $    12.28     $    12.06       $   9.95
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                         91.45%         1.87%         21.21%         (0.50)%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period                                         $41,334,809    $9,858,303     $2,719,559       $291,362
-----------------------------------------------------------------------------------------------------------------------------------
Net expense ratio to average net assets(3)                               1.15%         1.15%          1.15%(5)       1.15%(4)(5)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net income (loss) to average net assets                        (0.56)%       (0.11)%         0.05%          0.14%(4)
-----------------------------------------------------------------------------------------------------------------------------------
Gross expense ratio to average net assets                                1.53%         2.19%          5.81%          8.57%(4)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                                                179%          147%           194%            80%
-----------------------------------------------------------------------------------------------------------------------------------


(1) For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.

(2)  Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4)  Annualized.

(5)  Restated to conform with new presentation standards.

(6)  Amount represents less than $0.01 per share.



Berger IPT Funds o May 1, 2001 Combined Prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Berger IPT-Growth Fund
For a Share Outstanding Throughout the Periods


                                                                             Years Ended December 31,
                                                           2000          1999            1998         1997            1996(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $    12.89      $    11.11    $    10.39       $   10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
     Net investment income (loss)                                            --            0.02          0.01            0.03
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                      6.33            1.79          1.39            0.36
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           6.33            1.81          1.40            0.39
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
     Dividends (from net investment income)                               (0.00)(6)       (0.02)        (0.04)             --
------------------------------------------------------------------------------------------------------------------------------------
Distributions (from capital gains)                                           --              --         (0.64)             --
------------------------------------------------------------------------------------------------------------------------------------
Distributions (in excess of capital gains)                                   --           (0.01)           --              --
------------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                         --           (0.03)        (0.68)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $    19.22      $    12.89    $    11.11       $   10.39
------------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                           49.13%          16.29%        13.76%           3.90%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period                                            $6,665,664      $3,710,109    $1,233,892       $ 331,296
------------------------------------------------------------------------------------------------------------------------------------
Net expense ratio to average net assets(3)                                 1.00%           1.00%         1.00%(5)        1.00%(4)(5)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net income (loss) to average net asset                           (0.05)%          0.29%         0.51%           0.50%(4)
------------------------------------------------------------------------------------------------------------------------------------
Gross expense ratio to average net assets                                  2.19%           2.88%         9.18%           7.69%(4)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(2)                                                  231%            258%          246%             56%
------------------------------------------------------------------------------------------------------------------------------------


(1) For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.

(2)  Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4)  Annualized.

(5)  Restated to conform with new presentation standards.

(6) Dividends from net investment income and distributions in excess of net investment income amounted to less than $0.01 per share.



Berger IPT Funds o May 1, 2001 Combined Prospectus

26


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Berger IPT-International Fund
For a Share Outstanding Throughout the Periods


                                                                       Years Ended December 31,
                                                           2000          1999          1998        1997(1)
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $    11.21    $     9.79    $    10.00
------------------------------------------------------------------------------------------------------------------
From investment operations
     Net investment income (loss)                                          0.03          0.08          0.05
------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains (losses) from
        Investments and foreign currency transactions                      3.47          1.50         (0.26)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           3.50          1.58         (0.21)
------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
     Dividends (from net investment income)                               (0.08)        (0.14)           --
------------------------------------------------------------------------------------------------------------------
     Distributions (in excess of capital gains)                              --         (0.02)           --
------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                         (0.08)        (0.16)           --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $    14.63    $    11.21    $     9.79
------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                           31.24%        16.13%        (2.10)%
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
     Net assets, end of period                                       $6,122,261    $5,430,076    $2,705,831
------------------------------------------------------------------------------------------------------------------
     Net expense ratio to average net assets(3)                            1.20%         1.20%         1.20%(4)(5)
------------------------------------------------------------------------------------------------------------------
     Ratio of net income (loss) to average net assets                      0.51%         2.85%         0.86%(4)
------------------------------------------------------------------------------------------------------------------
     Gross expense ratio to average net assets                             2.46%         2.85%         3.83%(4)
------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate(2)                                              26%           20%           14%
------------------------------------------------------------------------------------------------------------------


(1) For the period from May 1, 1997 (commencement of investment operations) to December 31, 1997.

(2)  Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4)  Annualized.

(5)  Restated to conform with new presentation standards.



Berger IPT Funds o May 1, 2001 Combined Prospectus

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Berger IPT-Large Cap Growth Fund


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS


                                                                                Years Ended December 31,
                                                           2000        1999          1998              1997         1996(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $     16.63   $     13.39      $     11.14       $   10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
     Net investment income (loss)                                         0.02          0.10             0.01            0.10
------------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gains (losses) from
        investments and foreign currency transactions                     9.80          3.25             2.75            1.04
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          9.82          3.35             2.76            1.14
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
     Dividends (from net investment income)                                 --         (0.11)(6)        (0.10)             --
------------------------------------------------------------------------------------------------------------------------------------
     Distributions (from capital gains)                                     --            --            (0.39)             --
------------------------------------------------------------------------------------------------------------------------------------
     Distributions (in excess of capital gains)                             --            --            (0.02)             --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                           --         (0.11)           (0.51)             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $     26.45   $     16.63      $     13.39       $   11.14
------------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                          59.05%        25.03%           24.99%          11.40%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
     Net assets, end of period                                     $24,871,949   $ 9,084,022      $ 1,501,118       $ 344,373
------------------------------------------------------------------------------------------------------------------------------------
     Net expense ratio to average net assets(3)                           1.00%         1.00%            1.00%(5)        1.00%(4)(5)
------------------------------------------------------------------------------------------------------------------------------------
     Ratio of net income (loss) to average net assets                     0.10%         1.10%            1.39%           1.80%(4)
------------------------------------------------------------------------------------------------------------------------------------
     Gross expense ratio to average net assets                            1.19%         1.99%            9.62%           7.70%(4)
------------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate(2)                                            149%          426%             215%             60%
------------------------------------------------------------------------------------------------------------------------------------


(1) For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.

(2)  Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4)  Annualized.

(5)  Restated to conform with new presentation standards.

(6) Distributions in excess of net investment income for the year ended December 31, 1998, amounted to less than $0.01 per share.






Berger IPT Funds o May 1, 2001 Combined Prospectus

FOR MORE INFORMATION:

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Funds by calling or writing either a participating insurance company or the Funds at:

Berger Funds
P.O. Box 5005
Denver, CO 80217
(800) 259-2820
bergerfunds.com

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at sec.gov.


You can also obtain copies by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.


INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust 811-07367

o Berger IPT - New Generation Fund

o Berger IPT - Small Company Growth Fund

o Berger IPT - Growth Fund


o Berger IPT - International Fund

o Berger IPT - Large Cap Growth Fund




                                                                   5/01 IPT PROS

                        BERGER IPT - NEW GENERATION FUND

                     BERGER IPT - SMALL COMPANY GROWTH FUND

                            BERGER IPT - GROWTH FUND

                         BERGER IPT - INTERNATIONAL FUND

                       BERGER IPT - LARGE CAP GROWTH FUND




                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus for the five Funds listed above (the "Funds"), dated May 1, 2001, as it may be amended or supplemented from time to time, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217, or calling 1-800-259-2820. Each of the Funds is a series of Berger Institutional Products Trust (the "Trust").


     Shares of the Funds are not offered directly to the public, but are sold only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts") issued by life insurance companies ("Participating Insurance Companies"), as well as to certain qualified retirement plans.


     The financial statements of each of the Funds for the fiscal year ended December 31 [TO BE updated]. A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820, or by contacting a Participating Insurance Company.


















                                   MAY 1, 2001

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS



                                                                     CROSS-REFERENCES TO
                                                            PAGE     RELATED DISCLOSURES
SECTION                                                     NO.      IN PROSPECTUS
-------                                                     ----     -------------------
Introduction                                                  1      Contents

1.  Investment Strategies and Risks of the Funds              1      Berger IPT Funds;
                                                                     Investment Techniques, Securities and
                                                                     Associated Risks

2.  Investment Restrictions                                   14     Berger IPT Funds;
                                                                     Investment Techniques, Securities and
                                                                     Associated Risks

3.  Management of the Funds                                   18     Organization of the Funds

4.  Investment Advisors and Sub-Advisor                       23     Organization of the Funds

5.  Expenses of the Funds                                     26     Berger IPT Funds;
                                                                     Organization of the Funds; Financial
                                                                     Highlights

6.  Brokerage Policy                                          29     Organization of the Funds

7.  How To Purchase and Redeem Shares In the                  33     Buying and Selling (Redeeming) Shares
    Funds

8.  Suspension of Redemption Rights                           33     Buying and Selling (Redeeming) Shares

9.  How the Net Asset Value is Determined                     33     Fund Share Price

10. Income Dividends, Capital Gains Distributions and Tax     34     Distributions and Taxes
    Treatment

11. Performance Information                                   34     Berger IPT Funds; Financial Highlights

12. Additional Information                                    36     Other Information

Financial Statements                                          40     Financial Highlights

                                  INTRODUCTION

     The Funds are diversified portfolios or series of the Berger Institutional Products Trust, an open-end, management investment company. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus or SAI concerning the other Funds.

1.   INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

     The Prospectus describes the investment objective of each of the Funds and the principal investment policies and strategies used to achieve that objective. It also describes the principal risks of investing in each Fund.

     This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

     COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, any of the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

     DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities which bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. None of the Funds will purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Funds will consider the security as rated in the higher category. If nonconvertible securities purchased by a Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's advisor or sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this Statement of Additional Information.

     Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by a Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by a Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

     Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

     FOREIGN SECURITIES. Each Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Funds' investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts
(GDRs).

     Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Funds. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature, and to political systems that can be expected to have less stability than developed countries.


     There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing a Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Funds may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of a Fund if the depository:
(I) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (ii) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (iii) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (iv) provides periodic reports to participants; and (v) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Funds' primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis, and notifies the Funds of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation, the quality of its services, its financial strength, and insurance or indemnification arrangements, the extent and quality of regulation and independent examination of the depository, its standing in published ratings, its internal controls, and other procedures for safeguarding investments and any related legal proceedings.


     Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. A Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, a Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

     For any Fund invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.


     PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). Each Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of a Fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 10 below.

     SECURITIES OF SMALLER COMPANIES. Each Fund may invest in, and the portfolio of the Berger IPT - Small Company Growth Fund will be weighted toward, securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies since smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.


     SPECIAL SITUATIONS. Each Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services which may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.


     HEDGING TRANSACTIONS. Each Fund except the Berger IPT - International Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk due to market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures which may be established by the trustees from time to time. In addition, none of the Funds is required to hedge. Decisions regarding hedging are subject to the advisor's or sub-advisor's judgment of the cost of the hedge, its potential effectiveness and other factors the advisor or sub-advisor considers pertinent.

     Currently, the Berger IPT -International Fund is authorized to invest only in forward contracts for hedging purposes and is not permitted to invest in futures or options. If the trustees ever authorize the Berger IPT - International Fund to invest in futures or options, such investments would be permitted solely for hedging purposes, and the Fund would not be permitted to invest more than 5% of its net assets at the time of purchase in initial margins for financial futures transactions and premiums for options. In addition, the advisor or sub-advisor for the Berger IPT - International Fund may be required to obtain bank regulatory approval before the Fund engages in futures and options transactions. The following information about the Funds' hedging transactions using futures, forwards and options should be read to exclude the Berger IPT - International Fund, except to the extent the information relates to forward contracts.


     A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the

Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

     The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.


     Following is additional information concerning the futures, forwards and options which the Funds, except the Berger IPT-International Fund, may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, a Fund may only write call options that are covered and only up to 25% of the Fund's total assets. The following information should be read in conjunction with the information concerning the Funds' use of futures, forwards and options and the risks of such instruments contained in the Prospectus.


     Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

     Each Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

     In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

     Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

     Although a Fund will hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position.

     The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

     Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

     Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions also could be impaired.

     Options on Futures Contracts. Each Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

     The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Funds currently intend that they will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although a Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

     A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a Fund's commitments with respect to such contracts.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. A Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, each Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

     Options on Securities and Securities Indices. A Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

     A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

     The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

     The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following:
(i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

     An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

     A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

     An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.


     CONVERTIBLE SECURITIES. Each Fund may also purchase debt or equity securities which are convertible into common stock when the Fund's advisor or sub-advisor believes they offer the potential for a higher total return than nonconvertible securities. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities which the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments which could result in a loss of income to the Funds or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings assigned by organizations such as Moody's Investors Service, Inc., and Standard & Poor's Corporation, or a similar determination of creditworthiness by the advisor or sub-advisor. Each Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, none of the Funds will invest in any security in default at the time of purchase or in any nonconvertible debt securities rated below investment grade, and each Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by a Fund are downgraded following purchase, or if other circumstances cause 20% or more of a Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Trust, in consultation with the advisor or sub-advisor will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this Statement of Additional Information.

     SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each Fund may invest in securities of companies with limited operating histories. Each Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history which can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies. The Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund each may invest up to 5% of their total assets in such securities.

     INITIAL PUBLIC OFFERINGS. Each Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involve a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories" above.


     Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

     The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's advisor or sub-advisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

     The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size, and therefore have a more limited effect on the Fund's performance.

     There can be no assurance that IPOs will continue to be available for any of the Funds to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.



     The advisor's or sub-advisor's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4 below. Under the IPO allocation procedures of Berger LLC, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund or its corresponding retail Berger Fund (see below under Section 11 Performance Information)are insignificant relative to that fund's net assets. As a result, any Fund or account whose assets, or whose corresponding retail assets, are very large is not likely to participate in the allocation of many IPOs.


     ZEROS/STRIPS. The Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund may each invest in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

     MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. None of the Funds will invest in mortgage-backed or other asset-backed securities.


     LENDING OF SECURITIES. Each Fund may lend its securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.





     A Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receive reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receive all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

     A Fund bears a risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. None of the Funds will lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.


     Although voting rights with respect to loaned securities pass to the borrower, a lending Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the lending Fund's advisor, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

     ILLIQUID AND RESTRICTED SECURITIES. Each Fund is authorized to invest in securities which are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, none of the Funds will purchase any such security, the purchase of which would cause the Fund to invest more than

15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the trustees of that Fund, in consultation with the Fund's advisor or sub-advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Funds' advisor or sub-advisor will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wanting to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

     REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the investment advisor or sub-advisor of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. None of the Funds will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

     These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit), but involve certain risks, such as credit risk to a Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Funds expect that these risks can be controlled through careful monitoring procedures.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, none of the Funds currently intends to purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, equity obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

     When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.


     SHORT SALES. Each Fund (other than the Berger IPT - International Fund) currently is only permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").


     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.


     Under prior law, a Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price, but also wished to defer recognition of gain or loss for Federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has since eliminated the ability to defer recognition of gain or loss in short sales against the box and accordingly, it is not anticipated that any of the Funds will be engaging in these transactions unless there are further legislative changes.

     TEMPORARY DEFENSIVE MEASURES. Each of the Funds (except the Berger IPT -International Fund) may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis when its advisor or sub-advisor believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.


     PORTFOLIO TURNOVER. The portfolio turnover rates of each of the Funds are shown in the Financial Highlights tables included in the Prospectus. The annual portfolio turnover rates of some of the Funds at times have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. The Funds anticipate that their portfolio turnover rates in future years may exceed 100%, and investment changes will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover for all the Funds may increase as a result of large amounts of purchases and redemptions of shares of the Funds due to economic, market or other factors that are not within the control of management.

     Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Funds. The Funds' brokerage policy is discussed further below under Section 6 -- Brokerage Policy, and additional information concerning income taxes is located under Section 10 -- Income Dividends, Capital Gains Distributions and Tax Treatment.

2.   INVESTMENT RESTRICTIONS

     As indicated in the Prospectus, the investment objective of each of the Funds is as follows:



            FUND                               INVESTMENT OBJECTIVE
            ----                               --------------------
 Berger IPT - New Generation Fund              Capital appreciation

 Berger IPT - Growth Fund                      Long-term capital appreciation

 Berger IPT - Large Cap Growth Fund            Capital appreciation

 Berger IPT - Small Company Growth Fund        Capital appreciation

 Berger IPT - International Fund               Long-term capital appreciation



     The investment objective of the Berger IPT - New Generation Fund, Berger IPT - Growth Fund, the Berger IPT- Small Company Growth Fund and the Berger IPT
- International Fund, and the primary investment objective of the Berger IPT - Large Cap Growth Fund, are considered fundamental, meaning that they cannot be changed without a shareholders' vote. There can be no assurance that any of the Funds' investment objectives will be realized.

     Effective May 2001, the Trustees of the Berger Growth and Income Fund approved a change in the name and non-fundamental investment strategies of the Fund from that of a Growth and Income Fund to a Large Cap Growth Fund, and in doing so eliminated the Fund's secondary investment objective.


     Each Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without a shareholder vote. The principal policies and strategies used by the Funds are described in the Prospectus.

     Each Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (i) 67% or more of the voting securities of the Fund present at a meeting of shareholders thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the directors or trustees without shareholder vote.

BERGER IPT - NEW GENERATION FUND AND BERGER IPT - SMALL COMPANY GROWTH FUND

     The following fundamental restrictions apply to each of the Berger IPT - New Generation Fund and Berger IPT - Small Company Growth Fund. The Fund may not:

     1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or
(b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

     2. Invest in any one industry (other than U.S. government securities) more than 25% of the value of its total assets at the time of such investment.

     3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

     4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

     5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

     In applying the industry concentration investment restriction (no. 2 above), the Funds use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

     The trustees have adopted additional non-fundamental investment restrictions for the Berger IPT - New Generation Fund and Berger IPT - Small Company Growth Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:

     1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

     2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

     3. The Fund may not invest in companies for the purposes of exercising control of management.

     4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

     5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

     6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.


BERGER IPT - GROWTH FUND AND BERGER IPT - LARGE CAP GROWTH FUND

     The following fundamental restrictions apply to each of the Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund. The Fund may not:


     1. Purchase the securities of any one issuer (except U.S. Government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities or of any class of securities of such issuer.

     2. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

     3. Invest in any one industry more than 25% of the value of its total assets at the time of such investment.

     4. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

     5. Borrow in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes). This limitation shall not prohibit or restrict short sales or deposits of assets to margin or guarantee positions in futures, options or forward contracts, or the segregation of assets in connection with any of such transactions.

     6. Purchase or retain the securities of any issuer if those officers and trustees of the Fund or its investment advisor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

     7. Purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

     8. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security) or invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except, only for the purpose of hedging, (i) financial futures transactions, including futures contracts on securities, securities indices and foreign currencies, and options on any such futures, (ii) forward foreign currency exchange contracts and other forward commitments and (iii) securities index put or call options.

     9. Participate on a joint or joint and several basis in any securities trading account.

     10. Invest in companies for the purposes of exercising control of management.

     In applying the industry concentration investment restriction (no. 3 above), the Funds use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neil & Co. Incorporated. Further, in implementing that restriction, each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

     The trustees have adopted additional non-fundamental investment restrictions for each of the Berger IPT - Growth Fund and the Berger IPT - Large Cap Growth Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:


     1. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

     2. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

     3. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

     4. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.


BERGER IPT - INTERNATIONAL FUND

     The following fundamental restrictions apply to the Berger IPT - International Fund. The Fund may not:


     1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or
(b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

     2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

     3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

     4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

     5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

     In applying the industry concentration investment restriction (no. 2 above), the Fund uses the industry groups designated by the Financial Times World Index Service.

     The trustees have adopted additional non-fundamental investment restrictions for the Berger IPT - International Fund. These limitations may be changed by the trustees without a shareholder vote. The non-fundamental investment restrictions include the following:


     1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities. This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

     2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

     3. The Fund may not invest in companies for the purposes of exercising control of management.

     4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

     5. The Fund may not enter into any futures, forwards or options, except that only for the purpose of hedging, the Fund may enter into forward foreign currency exchange contracts with stated contract values of up to the value of the Fund's assets.

     6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its net assets taken at market value at the time of purchase would be invested in such securities.


     On behalf of the Trust, an undertaking has been given to the State of California Department of Insurance that limits borrowings of each Fund (to the extent such borrowings are allowed by the Fund's investment policies) to 10% of the Fund's total assets, except that a Fund may borrow up to 25% of its total assets when such borrowing is necessary to meet Fund redemptions.

     In addition, the undertaking to the State of California Department of Insurance requires each Fund when investing in foreign securities (to the extent consistent with the Fund's investment policies) to invest in a minimum of five different foreign countries, provided that this minimum may be reduced to four when foreign country investments comprise less than 80% of the Fund's assets, to three when less than 60% of such assets, to two when less than 40% of such assets, or to one when less than 20% of such assets. Additionally, no more than 20% of a Fund's assets may be invested in securities of issuers located in any one foreign country, except that a Fund may have an additional 15% of its assets in securities of issuers located in any one of the following countries:
Australia, Canada, France, Japan, the United Kingdom or Germany.

3.   MANAGEMENT OF THE FUNDS

     Each Fund is supervised by trustees who are responsible for major decisions about the Funds' policies and overall Fund oversight. Each Fund's board hires the companies that run day-to-day Fund operations, such as the investment advisor, administrator, transfer agent and custodian.

     The trustees and executive officers of each of the Funds are listed below, together with information which includes their principal occupations during the past five years and other principal business affiliations.

     MICHAEL OWEN, c/o Zayed University, Post Office Box 19282, Dubai, United
         Arab Emirates DOB: 1937. Dean, since September 2000, of Zayed University. Formerly self-employed as a financial and management consultant, and in real estate development from June 1999 to September 2000. From 1993 to June 1999, Dean, and from 1989 to 1993, a member of the Finance faculty, of the College of Business, Montana State University. Formerly (1976-1989), Chairman and Chief Executive Officer of Royal Gold, Inc. (mining). Chairman of the Board of Berger Growth Fund and Berger Large Cap Growth Fund. Chairman of the Trustees of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    JACK R. THOMPSON, 210 University Boulevard, Suite 900, Denver, CO
         80206, DOB: 1949. President and a director since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Growth Fund and Berger Large Cap Growth Fund. President and a trustee since May 1999 (Executive Vice President from February 1999 to May 1999) of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust. President and Director since June, 1999 (Executive Vice President from February 1999 to June 1999) of Berger LLC. Audit Committee Member of the Public Employees' Retirement Association of Colorado (pension plan) since November 1997. Self-employed as a consultant from July 1995 through February 1999. Director of Wasatch Advisors (investment management) from February 1997 to February 1999. Director of Janus Capital Corporation (investment management) from June 1984 through June 1995, and Executive Vice President of the Corporation from April 1989 through June 1995. Treasurer of Janus Capital Corporation from November 1983 through October 1989. Trustee of the Janus Investment Funds from December 1990 through June 1995, and Senior Vice President of the Trust from May 1993 through June 1995. President and a director of Janus Service Corporation (transfer agent) from January 1987 through June 1995. President and a director of Fillmore Agency, Inc. (advertising agency), from January 1990 through June 1995. Executive Vice President and a director of Janus Capital International, Ltd. (investment advisor) from September 1994 through June 1995. President and a director of Janus Distributors, Inc. (broker/dealer), from May 1991 through June 1995. Director of IDEX Management, Inc. (investment management), from January 1985 through June 1995. Trustee and Senior Vice President of the of the Janus Aspen Funds from May 1993 through June 1995.

     DENNIS E. BALDWIN, 3481 South Race Street, Englewood, CO 80110, DOB: 1928.
         President, Baldwin Financial Counseling. Formerly (1978-1990), Vice President and Denver Office manager of Merrill Lynch Capital Markets. Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

     LOUIS R. BINDNER, 1075 South Fox, Denver, CO 80223, DOB: 1925. President,
         Climate Engineering, Inc. (building environmental systems). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

     KATHERINE A. CATTANACH, 672 South Gaylord, Denver, CO 80209, DOB: 1945.
         Managing Principal, Sovereign Financial Services, Inc. (investment consulting firm). Formerly (1981-1988), Executive Vice President, Captiva Corporation, Denver, Colorado (private investment management firm). Ph.D. in Finance (Arizona State University); Chartered Financial Analyst (CFA). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

     PAUL R. KNAPP, Suite 500, 350 West Hubbard Street, Chicago, IL 60602, DOB:
         1945. Since October 2000, Executive Officer of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Funds' transfer agent. Director (since February 1998) and a Vice President (February 1998 - November 1998) of West Side Investments, Inc. (investments), a wholly-owned subsidiary of DST Systems, Inc. Formerly, President, Chief Executive Officer and a director (September 1997 - October 2000) of DST Catalyst, Inc., an international financial markets consulting, software and computer services company, (now DST International, a subsidiary of DST) Previously (1991 - October 2000), Chairman, President, Chief Executive Officer and a director of Catalyst Institute

         (international public policy research organization focused primarily on financial markets and institutions); also (1991 - September 1997), Chairman, President, Chief Executive Officer and a director of Catalyst Consulting (international financial institutions business consulting firm). Prior thereto (1988-1991), President, Chief Executive Officer and a director of Kessler Asher Group (brokerage, clearing and trading firm). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

     HARRY T. LEWIS, JR., 1600 Broadway, Suite 2400, Denver, CO 80202, DOB:
         1933. Self-employed as a private investor. Formerly (1981-1988), Senior Vice President, Rocky Mountain Region, of Dain Bosworth Incorporated and member of that firm's Management Committee. Director of J.D. Edwards & Co. (computer software company) since 1995. Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

     WILLIAM SINCLAIRE, 3049 S. Perry Park Road, Sedalia, CO 80135, DOB: 1928.
         President, Santa Clara LLC (privately owned agriculture company). Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

*    JAY W. TRACEY CFA, 210 University Boulevard, Suite 900, Denver, CO
         80206, DOB: 1954. Executive Vice President of the Berger Funds (since August, 2000). Executive Vice President and Chief Investment Officer of Berger LLC (since June 2000). Portfolio manager of the Berger Growth Fund and Berger IPT - Growth Fund (since August 2000); co-portfolio manager of the Berger Select Fund (since June 2000) and the Berger Large Cap Growth Fund and Berger IPT - Large Cap Growth Fund (since January 2001). Formerly, Vice President and portfolio manager at OppenheimerFunds, Inc (September 1994 to May 2000) and Managing Director of Buckingham Capital Management (February 1994 to September
         1994).

*    MARK S. SUNDERHUSE, 210 University Boulevard, Suite 900, Denver, CO 80206,
         DOB: 1961. Vice President (since February 1999) and portfolio manager (since January 1999) of the Berger New Generation Fund and the Berger IPT - New Generation Fund. Vice President and co-portfolio manager since May 1999 of the Berger Select Fund. Portfolio manager (since January 2001) and Vice President (to be effective February 2001) of the Berger Mid Cap Growth Fund. Interim co-portfolio manager (June2000 to January 2001) of the Berger Mid Cap Growth Fund. Executive Vice President (since June 2000), portfolio manager (since January 1999) and Senior Vice President (from January 1998 to June 2000) with Berger LLC. Formerly, Senior Vice President and assistant portfolio manager with Crestone Capital Management, Inc. (from January 1991 through January
         1998); Investment Officer with United Bank of Denver (from April 1989 through January 1991); and officer and registered representative with Boettcher & Company, Inc. (investment banking) (from May 1985 through April 1989).

* PAUL A. LAROCCO, CFA, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB: 1958. Vice President (to be effective February 2001) and portfolio manager (since January 2001) of the Berger Small Company Growth Fund and Berger IPT - Small Company Growth Fund. Vice President (to be effective February 2001) and co-portfolio manager (since January
         2001) of the Berger Select Fund. Vice President of Berger LLC (since December 2000). Formerly, portfolio manager with Montgomery Asset Management (from January 2000 through December 2000); senior portfolio manager with Founders Asset Management (from March 1998 through December 1999); and portfolio manager with Oppenheimer Funds (from January 1993 through March 1998).

* STEVEN L. FOSSEL, CFA, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB: 1968. Portfolio manager (since June 2000) and Vice President (since August 2000) of the Berger Balanced Fund, co-portfolio manager (since June 2000) and Vice President (since August
         2000) of the Berger Select Fund. Co-portfolio manager (since January
         2001) and Vice President (to be effective February 2001) of the Berger Large Cap Growth Fund and Berger IPT - Large Cap Growth Fund. Interim portfolio manager (from June 2000 to January 2001) of the Berger Large Cap Growth Fund. Vice President and portfolio manager of Berger LLC (since June 2000); senior equity analyst with Berger LLC (from March 1998 to June 2000). Formerly, Analyst and Assistant portfolio manager with Salomon Brothers Asset Management (from August 1992 to February
         1998).

*    JANICE M. TEAGUE, 210 University Boulevard, Suite 900, Denver, CO 80206,
         DOB: 1954. Vice President (since November 1998) and Assistant Secretary (since February 2000 and previously from September 1996 to November
         1998) and Secretary (November 1998 to February 2000) of the Berger Funds. Vice President (since October 1997), Secretary (since November
         1998) and Assistant Secretary (October 1996 through November 1998) with Berger LLC. Vice President and Secretary with Berger Distributors LLC, since August 1998. Formerly, self-employed as a business consultant from June 1995 through September 1996, Secretary of the Janus Funds from January 1990 to May 1995 and Assistant Secretary of Janus Capital Corporation from October 1989 to May 1995.

*    DAVID J. SCHULTZ, 210 University Boulevard, Suite 900, Denver, CO 80206,
         DOB: 1950. Vice President and Treasurer (since November 1998) and Assistant Treasurer (September 1996 to November 1998) of the Berger Funds. Vice President (since February 1997) and Controller (since August 1994) with Berger LLC. Chief Financial Officer and Treasurer (since May 1996), Assistant Secretary (since August 1998) and Secretary (May 1996 to August 1998) with Berger Distributors LLC. Formerly, Partner with Smith, Brock & Gwinn (accounting firm) from January 1984 to August 1994.

*    ANTHONY R. BOSCH, 210 University Boulevard, Suite 900, Denver, CO 80206,
         DOB: 1965. Vice President of the Berger Funds (since February 2000). Vice President (since June 1999) and Chief Legal Officer (since August
         2000) with Berger LLC. Formerly, Assistant Vice President of Federated Investors, Inc. from December 1996 through May 1999, and Attorney with the U.S. Securities and Exchange Commission (from June 1990 through December 1996).


*    BRIAN S. FERRIE, 210 University Boulevard, Suite 900, Denver, CO 80206,
         DOB: 1958. Vice President of the Berger Funds since November 1998. Vice President (since February 1997) and Chief Compliance Officer (since August 1994) with Berger LLC. Chief Compliance Officer with Berger Distributors LLC, since May 1996. Formerly, Compliance Officer with United Services Advisor, Inc., from January 1988 to July 1994, and Director of Internal Audit of United Services Funds from January 1987 to July 1994.


*    JOHN PAGANELLI, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB:
         1967. Assistant Treasurer of the Berger Funds since November 1998. Vice President (since November 1998) and manager of Accounting (January 1997 through November 1998) with Berger LLC. Formerly, manager of Accounting (December 1994 through October 1996) and Senior Accountant (November 1991 through December 1994) with Palmeri Fund Administrators, Inc.

*    SUE VREELAND, 210 University Boulevard, Suite 900, Denver, CO 80206, DOB:
         1948. Secretary of the Berger Funds (since February 2000). Assistant Secretary of Berger LLC and Berger Distributors LLC since June 1999. Formerly, Assistant Secretary of the Janus Funds from March 1994 to May 1999, Assistant Secretary of Janus Distributors, Inc. from June 1995 to May 1997 and manager of Fund Administration for Janus Capital Corporation from February 1992 to May 1999.


----------

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' advisors or sub-advisors.

     The directors or trustees of the Funds have adopted a director/trustee retirement age of 75 years.

TRUSTEE COMPENSATION


     The officers of the Funds received no compensation from the Funds during the fiscal year ended December 31, 2000. However, trustees of the Funds who are not interested persons of the Funds or their advisors or subadvisors are compensated for their services according to a fee schedule, allocated among the Funds. Neither the officers of the Funds nor the trustees receive any form of pension or retirement benefit compensation from the Funds.

     The following table sets forth information regarding compensation paid or accrued during the fiscal year ended December 31, 2000, for each director or trustee of the Funds and the other Berger Funds:



NAME AND POSITION
WITH BERGER FUNDS                                     AGGREGATE COMPENSATION FROM
-----------------                                     ---------------------------
                                                BERGER                            BERGER
                                    BERGER       IPT -                             IPT -
                                    IPT -        SMALL   BERGER      BERGER       LARGE
                                     NEW       COMPANY   IPT -        IPT -         CAP       ALL
                                  GENERATION    GROWTH   GROWTH   INTERNATIONAL   GROWTH    BERGER
                                   FUND(1)       FUND     FUND        FUND         FUND    FUNDS(1)
                                  ----------   -------   -------  -------------   ------   --------
Dennis E. Baldwin(2)                $ ___       $ ___    $ ___       $ ___        $ ___     $ ___
Louis R. Bindner(2)                 $ ___       $ ___    $ ___       $ ___        $ ___     $ ___
Katherine A. Cattanach(2)           $ ___       $ ___    $ ___       $ ___        $ ___     $ ___
Paul R. Knapp(2)                    $ ___       $ ___    $ ___       $ ___        $ ___     $ ___
Jack R. Thompson(2),(3),(4)         $ ___       $ ___    $ ___       $ ___        $ ___     $ ___
Harry T. Lewis(2)                   $ ___       $ ___    $ ___       $ ___        $ ___     $ ___
Michael Owen(2)                     $ ___       $ ___    $ ___       $ ___        $ ___     $ ___
William Sinclaire(2)                $ ___       $ ___    $ ___       $ ___        $ ___     $ ___



(1) For the period covered by this table, the Berger Funds included the Berger Growth Fund, the Berger Large Cap Growth Fund, the Berger Investment Portfolio Trust (seven series), the Berger Institutional Products Trust (four series), the Berger Worldwide Portfolios Trust (one series), the Berger Worldwide Funds Trust (three series) and the Berger Omni Investment Trust (one series). Amounts shown for the Berger IPT - New Generation Fund are estimates for its first year of operations. Aggregate amounts did not include the estimated amounts shown for the Berger IPT - New Generation Fund, which was added as a series in May 2000. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $______; Louis R. Bindner $______; Katherine A. Cattanach $______; Michael Owen $ _____; William Sinclaire $______.

(2) Director of Berger Growth Fund and Berger Large Cap Growth Fund. Trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.

(3) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Funds Trust, Berger Worldwide Portfolios Trust and Berger Omni Investment Trust.


(4) Interested person of Berger LLC.

     Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by the Berger Institutional Products Trust. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustees for this purpose. Pursuant to an SEC exemptive order, the Trust is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The Trust's obligation to make payments of deferred fees under the plan is a general obligation of the Trust.


     [As of the date of this Statement of Additional Information, the officers and trustees of the Trust as a group did not own of record or beneficially any shares of any of the Funds of the Berger Institutional Products Trust].


4.   INVESTMENT ADVISORS AND SUB-ADVISOR

BERGER LLC - INVESTMENT ADVISOR


     Berger LLC ("Berger LLC"), 210 University Boulevard, Suite 900, Denver, CO 80206, is the investment advisor to all the Funds except the Berger IPT - International Fund. Berger LLC is responsible for managing the investment operations of these Funds and the composition of their investment portfolios. Berger LLC also acts as each Funds' administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

     Berger LLC is a Nevada Limited Liability Company, and has been in the investment advisory business for 25 years. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and had assets under management of approximately $7.2 billion as of December 31, 2000. Berger LLC is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns more than 80% of Berger LLC, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial"). Stilwell also owns approximately 32% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company which acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which executes portfolio trades for the Funds.

     Stilwell Financial was previously a wholly-owned subsidiary or Kansas City Southern Industries, Inc. ("KCSI"). On July 12, 2000, KCSI completed a separation of its transportation and financial services segments through a dividend of Stock of Stilwell Financial. On that date, KCSI shareholders received two shares of Stilwell Financial for every KCSI share held as of June 28, 2000. The separation resulted in no change in the management or control of the Funds or the Advisor to the Funds.


BBOI WORLDWIDE LLC - INVESTMENT ADVISOR


     Prior to May 12, 2000, BBOI Worldwide LLC ("BBOI Worldwide"), 210 University Blvd., Suite 700, Denver, CO 80206, a joint venture between Berger LLC and Bank of Ireland Asset Management (U.S.) Limited (BIAM), served as advisor and administrator to the Berger IPT-International Fund. Effective May 12, 2000, the Berger IPT-International Fund entered into a new advisory agreement with Berger LLC replacing BBOI Worldwide LLC as the Fund's investment advisor and administrator, and BBOI was subsequently dissolved. Berger LLC is responsible for overseeing, evaluating and monitoring the investment advisory services provided by BIAM as sub-advisor.


BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED - SUB-ADVISOR


     As permitted in its Investment Advisory Agreement with the Berger IPT - International Fund, Berger LLC has delegated day-to-day investment management responsibility for that Fund to BIAM. As sub-advisor, BIAM manages the investments in the Fund and determines what securities and other investments will be purchased, retained, sold or loaned, consistent with the investment objective and policies established by the trustees. BIAM's main offices are at 26 Fitzwilliam Place, Dublin 2, Ireland. BIAM maintains a representative office at 75 Holly Hill Lane, Greenwich, CT 06830. BIAM is an indirect wholly-owned subsidiary of Bank of Ireland, a publicly traded, diversified financial services group with business operations worldwide. Bank of Ireland provides investment management services through a network of related companies, including BIAM which serves primarily institutional clients in the United States and Canada. Bank of Ireland and its affiliates managed assets for clients worldwide in excess of $[46] billion as of December 31, 2000.


     Bank of Ireland or its affiliates may have deposit, loan or other commercial or investment banking relationships with the issuers of securities which may be purchased by the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities purchased by the Fund. Federal law prohibits BIAM, in making investment decisions, from using material non-public information in its possession or in the possession of any of its affiliates. In addition, in making investment decisions for the Fund, BIAM will not take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bank of Ireland or its affiliates.


INVESTMENT ADVISORY AGREEMENTS


     Under the Investment Advisory Agreements between each Fund and its advisor, the advisor is generally responsible for furnishing continuous advice and making investment decisions as to the acquisition, holding or disposition of securities or other assets which each Fund may own or contemplate acquiring from time to time. Each Investment Advisory Agreement provides that the investment advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

     Under the Agreements, the advisor is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Fund:


     The following schedule reflects the advisory fees charged to the Funds then in existence for the fiscal year ended December 31, 2000:





               FUND                              ADVISOR          INVESTMENT ADVISORY FEE
               ----                         ----------------      -----------------------
Berger IPT - New Generation Fund            Berger LLC                    ______%
Berger IPT - Small Company Growth Fund      Berger LLC                    ______%(1)
Berger IPT - Growth Fund                    Berger LLC                    ______%(1)
Berger IPT - International Fund             BBOI Worldwide(2)             ______%(1)
Berger IPT - Large Cap Growth Fund          Berger LLC                    ______%(1)



(1) UNDER A WRITTEN CONTRACT, THE FUND'S INVESTMENT ADVISOR WAIVES ITS FEE AND REIMBURSES THE FUND TO THE EXTENT THAT, AT ANY TIME DURING THE LIFE OF THE FUND, THE FUND'S ANNUAL OPERATING EXPENSES EXCEED 1.00% IN THE CASE OF THE BERGER IPT
- GROWTH FUND AND THE BERGER IPT - LARGE CAP GROWTH FUND, 1.15% IN THE CASE OF THE BERGER IPT - SMALL COMPANY GROWTH FUND AND 1.20% IN THE CASE OF THE BERGER IPT - INTERNATIONAL FUND. THE CONTRACT MAY NOT BE TERMINATED OR AMENDED EXCEPT BY A VOTE OF THE FUND'S BOARD OF TRUSTEES.

(2) EFFECTIVE MAY 12, 2000, THE BERGER/BIAM IPT-INTERNATIONAL FUND WAS RENAMED BERGER IPT-INTERNATIONAL FUND.

Investment advisory fees are charged according to the following schedule. In addition, the Berger IPT - New Generation Fund was added as a Fund effective May 1, 2000, at the rate shown:


                FUND                      AVERAGE DAILY NET ASSETS     ANNUAL RATE
                ----                      ------------------------     -----------
Berger IPT - Growth Fund                     First $500 million           .75%
Berger IPT - Large Cap Growth Fund           Next $500 million            .70%
                                             Over $1 billion              .65%

Berger IPT - New Generation Fund (1)         First $500 million           .85%
Berger IPT - Small Company Growth Fund       Next $500 million            .80%
                                             Over $1 billion              .75%



     Effective May 12, 2000, the investment advisory fee charged to the Berger IPT - International Fund was reduced to the following schedule:




              FUND                        AVERAGE DAILY NET ASSETS     ANNUAL RATE
              ----                        ------------------------     -----------
Berger IPT - International Fund              First $500 million           .85%
                                             Next $500 million            .80%
                                             Over $1 billion              .75%


1. Under a written contract, the Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.15%. The contract may not be terminated or amended except by the vote of the Fund's Board of Trustees.

     Each Fund's current Investment Advisory Agreement will continue in effect until the last day of April 2002, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the advisor. Each Agreement is subject to termination by the Fund or the advisor on 60 days' written notice, and terminates automatically in the event of its assignment.


     Under the Sub-Advisory Agreement between the advisor and the sub-advisor for the Berger IPT - International Fund, the sub-advisor is responsible for day-to-day investment management. The sub-advisor manages the investments and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. The Sub-Advisory Agreement provides that the sub-advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

     No fees are paid directly to the sub-advisor by the Berger IPT - International Fund. As sub-advisor, BIAM receives from the advisor, a fee at the annual rate of 0.375% of the first $500 million of the average daily net assets of the Fund.

     The Sub-Advisory Agreement between the advisor and BIAM with respect to the Berger IPT - International Fund will continue in effect until April 2002, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or BIAM. The Sub-Advisory Agreement is subject to termination by the Fund, or BIAM on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.


TRADE ALLOCATIONS

     While investment decisions for the Fund are made independently by the advisor or sub-advisor, the same investment decision may be made for the Fund and one or more accounts advised by the advisor or sub-advisor. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the advisor or sub-advisor in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. While in some cases, this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the advisor or sub-advisor will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.


     Berger LLC has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size.

     The key criteria for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if Berger LLC believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, no account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.


RESTRICTIONS ON PERSONAL TRADING


     Berger LLC, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing contained in each of the Codes of Ethics for Berger LLC, the Berger Funds and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner which does not operate adversely to the interests of the Funds or Berger LLC's other advisory clients. Directors and officers of Berger LLC and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including any of the Funds.

     In addition to the pre-clearance requirements described above for Berger LLC and Berger Distributors LLC, the policy subjects directors and officers of Berger LLC, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. Each policy is administered by Berger LLC and the provisions of each policy are subject to interpretation by and exceptions authorized by its management.

     BIAM has also adopted a Code of Ethics that permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be held or acquired by the Berger IPT - International Fund. BIAM's Code of Ethics restricts its officers, employees and other staff from personal trading in specified circumstances, including among others prohibiting participation in initial public offerings, prohibiting dealing in a security for the seven days before and after any trade in that security on behalf of clients, prohibiting trading in a security while an order is pending for any client on that same security, and requiring profits from short-term trading in securities (purchase and sale within a 60-day period) to be forfeited. In addition, staff of BIAM must report all of their personal holdings in securities annually and must disclose their holdings in any private company if an investment in that same company is being considered for clients. Staff of BIAM are required to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics and must instruct their broker to provide BIAM with duplicate confirmations of all such personal trades.

5.   EXPENSES OF THE FUNDS

     In addition to paying an investment advisory fee to its advisor, each Fund pays all of its expenses not assumed by its advisor, including but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and recordkeeping expenses, interest charges, federal and state taxes, expenses of shareholders' meetings, compensation of trustees who are not interested persons of the advisor or sub-advisor, expenses of printing and distributing reports to shareholders and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of each Fund. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for shareholders of the Funds.


     Under a separate Administrative Services Agreement with each Fund except the Berger IPT - International Fund, Berger LLC performs certain administrative and recordkeeping services not otherwise performed by State Street, including the preparation of financial statements and reports to be filed with regulatory authorities. Until September 30, 2000, Berger LLC did not charge an administrative fee to the funds. The administrative services fees may be changed by the trustees without shareholder approval.





     The following tables show the cost to each Fund of the advisory fee and the fees for the administrative services for the period shown and the amounts of expenses waived and reimbursed to each Fund.

                        Berger IPT - New Generation Fund



   Fiscal Year Ended            Investment            Administrative          Advisory Fee
      December 31,             Advisory Fee            Service Fee         Waiver and Expense            TOTAL
   -----------------           ------------           --------------       ------------------            -----
        2000
        1999(1)                    N/A                      N/A                   N/A                      N/A


(1) The Berger IPT - New Generation Fund did not commence operations until May 2000.

                     Berger IPT - Small Company Growth Fund



                                                                              Advisory Fee
   Fiscal Year Ended            Investment            Administrative       Waiver and Expense           TOTAL
      December 31,             Advisory Fee            Service Fee           Reimbursements
   -----------------           ------------           --------------       ------------------          --------
        2000
        1999                    $132,056                 $    862               $(57,324)              $ 75,594
        1998                    $ 51,369                 $    571               $(59,275)              $      0



                            Berger IPT - Growth Fund



                                                                              Advisory Fee
   Fiscal Year Ended            Investment            Administrative       Waiver and Expense           TOTAL
      December 31,             Advisory Fee            Service Fee           Reimbursements
   -----------------           ------------           --------------       ------------------          -------
          2000
          1999                  $ 35,613                 $    338               $(56,591)              $     0
          1998                  $ 18,445                 $    246               $(46,234)              $     0

                          Berger IPT-International Fund



                                                                              Advisory Fee
   Fiscal Year Ended            Investment            Administrative       Waiver and Expense           TOTAL
      December 31,             Advisory Fee            Service Fee           Reimbursements
   -----------------           ------------           --------------       ------------------          -------
          2000
          1999                  $ 49,260                 $    409               $(68,918)              $      0
          1998                  $ 34,853                 $    387               $(64,078)              $      0






                        Berger IPT-Large Cap Growth Fund



                                                                              Advisory Fee
   Fiscal Year Ended            Investment            Administrative       Waiver and Expense           TOTAL
      December 31,             Advisory Fee            Service Fee           Reimbursements
   -----------------           ------------           --------------       ------------------          -------
          2000
          1999                  $ 109,196                $    967               $(27,572)               $82,591
          1998                  $  39,707                $    529               $(52,203)               $     0



     Each Fund has appointed State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, MO 64105, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, MO 64121, as its transfer agent and dividend disbursing agent. Approximately 32% of the outstanding shares of DST are owned by Stilwell.


     As recordkeeping and pricing agent, State Street calculates the daily net asset value of each Fund and performs certain accounting and recordkeeping functions required by the Funds. The Funds pay State Street a monthly base fee plus an asset-based fee. State Street is also reimbursed for certain out-of-pocket expenses.

     State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Funds' securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.


     As transfer agent and dividend disbursing agent, DST maintains all shareholder accounts of record; assists in mailing all reports, proxies and other information to the Funds' shareholders; calculates the amount of, and delivers to the Funds' shareholders, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Funds at an annual rate of $14.00 per open Fund shareholder account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

     All of State Street's and DST fees are subject to reduction pursuant to an agreed formula for certain earnings credits on the cash balances of the Funds. Earnings credits received by each Fund can be found on the

Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.


     From time to time, Berger LLC may compensate Participating Insurance Companies or their affiliates whose customers hold shares of the Funds for providing a variety of administrative services (such as recordkeeping and accounting) and investor support services (such as responding to inquiries and preparing mailings to shareholders). This compensation, which may be paid as a per account fee or as a percentage of the average daily net assets invested in the Funds by the compensated Participating Insurance Company, depending on the nature, extent and quality of the services provided, will be paid from Berger LLC's own resources and not from the assets of the Funds.


     A Fund's advisor may also enter into arrangements with organizations that solicit clients for the advisor, which may include clients who purchase shares of the Funds. While the specific terms of each arrangement may differ, generally, the fee paid by the advisor under such arrangements is based on the value of the referred client's assets managed by the advisor. None of the fees paid to such organizations will be borne by the Funds.

     The trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions for a Fund are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6 Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements.


     Under a written contract, each Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00% in the case of the Berger IPT
- Growth Fund and the Berger IPT - Large Cap Growth Fund, 1.15% in the case of the Berger IPT - Small Company Growth Fund and the Berger IPT - New Generation Fund, and 1.20% in the case of the Berger IPT - International Fund. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.


DISTRIBUTOR

     The distributor (principal underwriter) of each Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Suite 900, Denver, CO 80206. The Distributor may be reimbursed by Berger LLC for its costs in distributing the Funds' shares.

6.   BROKERAGE POLICY


     Although each Fund retains full control over its own investment policies, the Funds' advisor (or sub-advisor, in the case of the Berger IPT - International Fund) is authorized to place the portfolio transactions of each Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Funds during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS



                                             FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
                                                ENDED                ENDED                ENDED
                                             DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                                2000                 1999                 1998
                                             -----------          -----------          -----------
Berger IPT - New                                     N/A                  N/A                  N/A
Generation Fund(1)
Berger IPT - Small                           ___________          $    23,061          $    12,722
Company Growth Fund
Berger IPT - Growth Fund                     ___________          $    17,989          $    13,732
Berger IPT -                                 ___________          $     5,334          $     5,618
International Fund
Berger IPT - Large Cap Growth Fund                                $    31,609          $    36,751



(1) The Berger IPT - New Generation Fund did not commence operations until May 2000.

     The Investment Advisory Agreement that each Fund has with its advisor (and the Sub-Advisory Agreement with the sub-advisor, in the case of the Berger IPT - International Fund) authorizes and directs the advisor (or sub-advisor) to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, each Agreement specifically authorizes the advisor (or sub-advisor) to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the advisor (or sub-advisor) determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the advisor (or sub-advisor). Accordingly, the advisor (or sub-advisor) does not have an obligation to seek the lowest available commission.


     In accordance with this provision of the Agreements, portfolio brokerage business of each fund may be placed with brokers who provide useful brokerage and research services to the advisor or, where applicable, the sub-advisor. Berger LLC considers and BIAM may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings which furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends, and portfolio strategies. Research may be provided orally, in print, or electronically. These include a service used by the independent trustees of the Funds in reviewing the Investment Advisory Agreements.

     In some cases, a product or services termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the advisor or sub-advisor will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the advisor or sub-advisor in the investment decision-making process may be paid for with a Fund's commission dollars. The advisor or sub-advisor pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the advisor or sub-advisor.

     Berger LLC does not and BIAM will not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. Berger LLC or BIAM may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to Berger LLC's or BIAM's clients, including the Funds. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. Berger LLC or BIAM may then determine whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on Berger LLC's or BIAM's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions must be consistent with the Funds' brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

     During the fiscal year ended December 31, 2000, of the brokerage commissions paid by the Funds, the following amounts were paid to brokers who provided to the Funds selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the Funds:





FUND                                                AMOUNT OF TRANSACTIONS      AMOUNT OF COMMISSIONS
----                                                ----------------------      ---------------------
Berger IPT - New Generation Fund(1)                              N/A                         N/A
Berger IPT - Small Company Growth Fund                 $ ___________               $ ___________
Berger IPT - Growth Fund                               $ ___________               $ ___________
Berger IPT - International Fund                        $ ___________               $ ___________
Berger IPT - Large Cap Growth Fund                     $ ___________               $ ___________


(1) The Berger IPT - New Generation Fund did not commence operations until May 2000.

     The brokerage and research services received from brokers are often helpful to Berger LLC and could be helpful to BIAM in performing its investment advisory responsibilities to the Funds, and the availability of such services from brokers does not reduce the responsibility of Berger LLC's or BIAM's advisory personnel to analyze and evaluate the securities in which the Funds invest. The brokerage and research services obtained as a result of the Funds' brokerage business also will be useful to Berger LLC or may be useful to BIAM in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger LLC or BIAM in rendering investment advice to the Funds. Although such brokerage and research services may be deemed to be of value to Berger LLC or BIAM, they are not expected to decrease the expenses that Berger LLC or BIAM would otherwise incur in performing its investment advisory services for the Funds nor will the advisory fees that are received by Berger LLC or BIAM for their services be reduced as a result of the availability of such brokerage and research services from brokers.

     The trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. When transactions for a Fund are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Berger LLC due to the ownership interest of Stilwell in both DST and Berger LLC.

     Included in the brokerage commissions paid by the Funds during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS



                                                 REDUCTION
                                      DSTS          IN                                                DSTS          REDUCTION
                                  COMMISSIONS    EXPENSES            DSTS         REDUCTION IN     COMMISSIONS     IN EXPENSES
                                      PAID          FYE        COMMISSIONS PAID   EXPENSES FYE         PAID             FYE
                                  FYE 12/31/00   12/31/00(1)      FYE 12/31/99     12/31/99(1)    FYE 12/31/98     12/31/98(1)
                                  ------------   -----------   ----------------   -------------   -------------    -----------
BERGER IPT - NEW                     N/A                N/A             N/A             N/A             N/A             N/A
 GENERATION FUND(2)
BERGER IPT - SMALL                                                   $    0           $    0          $    0          $    0
 COMPANY GROWTH FUND
BERGER IPT - GROWTH FUND                                             $  856(3)        $  642          $  436          $  327
BERGER IPT -                                                         $    0           $    0          $    0          $    0
 INTERNATIONAL FUND
BERGER IPT - LARGE CAP                                               $  787(5)        $  590          $  454          $  341
 GROWTH FUND


(1) NO PORTION OF THE COMMISSION IS RETAINED BY DSTS. DIFFERENCE BETWEEN COMMISSIONS PAID THROUGH DSTS AND REDUCTION IN EXPENSES CONSTITUTE COMMISSIONS PAID TO AN UNAFFILIATED CLEARING BROKER.

(2) THE BERGER IPT - NEW GENERATION FUND DID NOT COMMENCE OPERATIONS UNTIL MAY 2000.

(3) CONSTITUTES 5% OF THE AGGREGATE BROKERAGE COMMISSIONS PAID BY THE BERGER IPT
- GROWTH FUND AND LESS THAN 1% OF THE AGGREGATE DOLLAR AMOUNT OF TRANSACTIONS PLACED BY THAT FUND.

(4) COVERS THE PERIOD MAY 1, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.


(5) CONSTITUTES 2% OF THE AGGREGATE BROKERAGE COMMISSIONS PAID BY THE BERGER IPT
- LARGE CAP GROWTH FUND AND LESS THAN 1% OF THE AGGREGATE DOLLAR AMOUNT OF TRANSACTIONS PLACED BY THAT FUND.


     Each Fund's advisor or sub-advisor places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the advisor and its clients; and knowledge of other buyers and sellers. The advisor or sub-advisor selects the broker for each order based on the factors above, as well as the size, difficulty and other characteristics of the order. The trustees of each Fund have authorized sales by a broker-dealer of variable insurance contracts that permit allocation of contract values to one or more of the Funds to be considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, the advisor or sub-advisor may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the advisors and sub-advisor of the Funds will seek the best execution of each transaction.


     During the fiscal year ended December 31, 2000, the Berger IPT-Large Cap Growth Fund and Berger IPT-International Fund acquired securities of their regular broker-dealers. As of December 31, 2000, these Funds owned the following common stock of their regular broker-dealers with the following values:




              FUND                                BROKER/DEALER                    VALUE
              ----                                -------------                    -----
Berger IPT - Large Cap Growth Fund       Morgan Stanley Dean Witter & Co.
                                         Goldman                                $ _________
                                         Sachs Group, Inc.                        _________

Berger -International Fund               ABN AMRO Holdings NV                     _________
                                         HSBC Holdings PLC                        _________

7.   HOW TO PURCHASE AND REDEEM SHARES IN THE FUNDS

     Shares of the Funds are sold by the Funds on a continuous basis to separate accounts of Participating Insurance Companies or to qualified plans. Investors may not purchase or redeem shares of the Funds directly, but only through variable insurance contracts offered through the separate accounts of Participating Insurance Companies or through qualified retirement plans. You should refer to the applicable Separate Account Prospectus or your plan documents for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to one or more of the Funds, change existing allocations among investment alternatives, including the Funds, or select specific Funds as investment options for a qualified plan. No sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the variable insurance contracts or qualified plans are described in the relevant Separate Account Prospectuses or plan documents.

     Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Payment for redeemed shares generally will be made within three business days following the date of the request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

8.   SUSPENSION OF REDEMPTION RIGHTS

     The right of redemption may be suspended for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted, or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of shareholders of a Fund.

     Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining shareholders, by the delivery of securities selected from its assets at its discretion. If shares are redeemed in-kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The redeeming shareholder may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described below.

9.   HOW THE NET ASSET VALUE IS DETERMINED


     The net asset value of each Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Funds is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year. The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding.


     In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of a Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

     A Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets which may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

10.  INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

     Each of the Funds intends to qualify to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If they so qualify and meet certain minimum distribution requirements, the Funds generally will not be liable for Federal income tax on the amount of their earnings that are timely distributed. If a Fund distributes annually less than 98% of its income and gain, under certain circumstances, it may be subject to a nondeductible excise tax equal to 4% of the shortfall.

     Each Fund intends to restrict sales of its shares to Participating Insurance Companies and qualified plans so as to qualify for "look-through" treatment under the investment diversification requirements of Code Section 817(h) which apply to certain insurance company separate accounts. Each Fund also intends to manage its investments in accordance with the diversification requirements of Code Section 817(h) so that any separate account, or segregated asset account thereof, that holds shares in any of the Funds as its sole asset will comply with those requirements. For further information concerning Federal income tax consequences for the owners of variable insurance contracts and qualified plan participants, consult the appropriate Separate Account Prospectus or plan documents.

     All dividends or capital gains distributions paid by a Fund will be automatically reinvested in shares of that Fund at the net asset value on the ex-dividend date, unless an election is made on behalf of a separate account or qualified plan to receive distributions in cash. The tax treatment of distributions made to any shareholder will depend on the shareholder's tax status.

     The amount, timing and character of a Fund's income may be affected by certain special U.S. tax rules that may apply to foreign or other investments of a Fund. Any income received by a Fund from foreign investments may also be subject to foreign income, withholding or other taxes.

11.  PERFORMANCE INFORMATION

     From time to time in advertisements, the Funds may discuss their performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Funds may compare their performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Russell 2000 Stock Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index or the Lehman Brothers Intermediate Term Government/Corporate Bond Index, or more narrowly-based or blended indices which reflect the market sectors in which that Fund invests.

     The total return of each Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

     Each Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in each Fund. Because average annual total returns for more than one year tend to smooth out variations in a Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

     All performance figures for the Funds are based upon historical results and do not assure future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years (or the life of the Fund, if shorter). These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     A Fund's total return includes the effect of deducting that Fund's expenses, but does not include any charges and expenses attributable to a particular variable insurance contract or qualified plan. Because shares of the Funds can be purchased only through a variable insurance contract or qualified plan, the Funds' total return data should be reviewed along with the description of charges and expenses contained in the applicable Separate Account Prospectus or plan documents. Total return for a Fund must always be accompanied by, and reviewed with, comparable total return data for an associated separate account, or data that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Fund's total return.


     Each Fund has the same investment objective and follows similar investment strategies as a Berger retail fund. The Berger retail funds have the same investment advisor (and, as to the Berger IPT - International Fund, the same sub-advisor) as the corresponding Funds offered under this Prospectus. The same persons who serve as portfolio managers of the Funds also serve as portfolio managers of the corresponding Berger retail funds.

     Set forth in the Prospectus is average annual total return data for each of the Funds. Also set forth is total return information for each of the corresponding Berger retail funds, calculated as described above. Investors should not consider the performance data for the corresponding Berger retail funds as a substitute for the performance of the Funds offered under the Prospectus, nor as an indication of the past or future performance of the Funds. The performance figures in the Prospectus reflect the deduction of the historical fees and expenses paid by the Berger retail funds, and not those paid or to be paid by these Funds. Performance data for the Funds and the retail Berger International Fund also reflect fee waivers and/or expense reimbursements by the Funds' advisor, without which performance would be lower. In addition, the figures do not reflect the deduction of charges or expenses attributable to variable insurance contracts or qualified plans invested in the Funds. As discussed above, investors should refer to the applicable Separate Account Prospectus or qualified plan documents accompanying this Prospectus for information pertaining to such contract charges and expenses and, in the case of a Separate Account Prospectus for a variable annuity contract, to the hypothetical performance data in that prospectus that illustrate the impact of contract charges and loads on the returns shown below. Each Fund and its corresponding Berger retail fund will be managed separately and the investments and investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

     In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles may be provided. A Fund's performance is based upon amounts available for investment under variable insurance contracts of Participating Insurance Companies or available for allocation to a qualified plan account, rather than upon premiums paid or contributions by contract owners or plan participants. Consequently the Fund's total return data does not reflect the impact of sales loads (whether front-load or deferred) or other contract or plan charges deducted from premiums or from the assets of the separate accounts or qualified plans that invest in the Fund. Such sales loads and charges may be substantial and may vary widely among Participating Insurance Companies and qualified plans. Accordingly, the total return data for the Funds is most useful for comparison with comparable data for other investment options under the same variable insurance contract or qualified plan.

     Comparisons of the Funds' total returns to those of other investment vehicles are useful in evaluating the historical portfolio management performance of the Funds' investment advisor. However, such comparisons should not be mistaken for comparisons of the returns from the purchase of a variable insurance contract of a Participating Insurance Company, or investment in a qualified plan, to the purchase of another investment vehicle. The Funds' total return data should be reviewed along with comparable total return data for an associated separate account or in conjunction with data (such as the data contained in personalized, hypothetical illustrations of variable life insurance contracts) that would permit evaluation of the magnitude of charges and expenses attributable to the contract or plan that are not reflected in the Fund's total return data.

AVERAGE ANNUAL TOTAL RETURNS

     The average annual total return for each of the Funds for various periods ending December 31, 1999, are shown on the following table:



          FUND                                     1-Year          3-Year           Life of Fund
          ----                                     ------          ------           ------------
Berger IPT - New Generation Fund(1)                                    N/A                            N/A
Berger IPT - Small Company Growth Fund              _____%          _____%          _____% (since 5/1/96)
Berger IPT - Growth Fund                            _____%          _____%          _____% (since 5/1/96)
Berger IPT - International Fund                     _____%             N/A          _____% (since 5/1/97)
Berger IPT - Large Cap Growth Fund                  _____%          _____%          _____% (since 5/1/96)


(1) The Berger IPT - New Generation Fund did not commence operations until May 2000.

12.  ADDITIONAL INFORMATION


     The Funds are separate series or portfolios established under the Berger Institutional Products Trust, a Delaware business trust organized under the Delaware Business Trust Act on October 17, 1995. The Berger IPT - Growth Fund, the Berger IPT - Large Cap Growth Fund and the Berger IPT - Small Company Growth Fund were established under the Trust on October 17, 1995. The Berger IPT - International Fund was established under the Trust in April 1997. The Berger IPT
- Growth Fund was known as the Berger IPT - 100 Fund from its inception to January 31, 2000 when it changed its name. The Berger IPT - Large Cap Growth Fund was known as the Berger IPT - Growth and Income Fund from its inception until May 1, 2001 when it changed its name. The Berger IPT - New Generation Fund was established under the Trust on February 15, 2000. Berger IPT - Small Company Growth Fund(R) was registered as a trademark in August 1998.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Funds named above are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Funds are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

     Under Delaware law, shareholders of the Trust will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no shareholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the shareholders of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

     In order to protect shareholders from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any shareholder by reason of being or having been a shareholder, and that the Trust shall, upon request, assume the defense of any such claim made against such shareholder for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

     As a result, the risk of a shareholder of any Fund incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to shareholders of any of the Funds is remote. The trustees intend to conduct the operations of the Trust and the Funds so as to avoid, to the extent possible, liability of shareholders for liabilities of the Trust or the Funds.

     None of the Funds or the Trust is required to hold annual shareholder meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If shareholders owning at least 10% of the outstanding shares of the Trust so request, a special shareholders' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by shareholders desiring to call a special meeting for the purpose of considering the removal of a trustee.

     Shareholders of the Funds and, where applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of each Fund has one vote.

     Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

     Shares of the Funds have no preemptive rights. There are no sinking funds or arrearage provisions which may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights. Shares of the Funds may be transferred by endorsement, or other customary methods, but none of the Funds is bound to recognize any transfer until it is recorded on its books.

     Under governing separate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination of the Trustees that the transaction was in the best interests of the Fund and its shareholders, and may require obtaining shareholder approval.

     The separate accounts of the Participating Insurance Companies and the trustees of the qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Participating Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, a Participating Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable Separate Account Prospectuses.

     Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Berger LLC and BBOI Worldwide and that may be unaffiliated with one another. The Funds currently do not foresee any disadvantages to policy owners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the trustees intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Fund to be in the best interests of the shareholders of the Fund.

     Owners of variable insurance contracts and qualified plan administrators will receive annual and semiannual reports including the financial statements of the Funds in which contract values or qualified plan assets are invested. Each report will show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations.

PRINCIPAL SHAREHOLDERS


     Insofar as the management of the Funds is aware, as of April 2, 2001, no person owned, beneficially or of record, more than 5% of the outstanding shares of any of the Funds, except for the following:





NAME AND ADDRESS                           BERGER IPT -SMALL      BERGER IPT         BERGER IPT        BERGER IPT -LARGE
                                              COMPANY GROWTH      GROWTH FUND      INTERNATIONAL        CAP GROWTH FUND
                                                  FUND                                FUND
-----------------                          -----------------      -----------      -------------       -----------------
Conseco Variable Insurance Company               _____%              _____%          ______%(1)              _____%
11825 N. Pennsylvania St
Carmel, IN 46032

Great-West Life & Annuity Insurance              _____%                  --                  --                  --
Company
8515 East Orchard Road
Englewood, CO 80111

Ameritas Life Insurance Corp.                        --              _____%                  --                  --
Separate Account LLVA and Separate
Account LLVL
5900 O Street
Lincoln, NE 68510

Canada Life Insurance Company of                     --                  --              _____%                  --
America
330 University Avenue SP12
Toronto, Ontario, Canada M5G1R8

BMA Variable Annuity                                 --                  --              _____%                  --
BMA Tower
P.O. Box 419458
Kansas City, MO 64141-6458

(1) THE SHARES OWNED OF RECORD BY CONSECO VARIABLE INSURANCE COMPANY INCLUDE SHARES ATTRIBUTABLE TO A VARIABLE ANNUITY CONTRACT OWNED BY BERGER LLC, WHICH CONSTITUTE ____% OF THE OUTSTANDING SHARES OF THE FUND. BERGER LLC IS A NEVADA LIMITED LIABILITY COMPANY WHICH PROVIDED INITIAL CAPITAL TO ESTABLISH THE TRUST. AS A RESULT OF ITS CURRENT SHARE OWNERSHIP, BERGER LLC MAY BE DEEMED TO CONTROL THE BERGER IPT - INTERNATIONAL FUND.


DISTRIBUTION


     The Distributor is the principal underwriter of the shares of the Funds. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. David J. Schultz, Vice President, Treasurer and Chief Financial Officer of the Distributor, is also Vice President and Treasurer of the Trust. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Trust. Brian Ferrie, Vice President and Chief Compliance Officer of the Distributor, is also Vice President of the Trust. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Trust.

     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2002, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by a Fund or the Distributor on 60 days' prior written notice, and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the shares of the Funds and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by Berger LLC for its costs in distributing Fund shares.


OTHER INFORMATION

     The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds, of which this Statement of Additional Information is a part. If further information is desired with respect to any of the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.


     Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Trust and the Funds.


INDEPENDENT ACCOUNTANTS


     [to be updated]

FINANCIAL STATEMENTS


     [to be updated]


     The above-referenced Annual Report is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge by calling 1-800-259-2820, or by contacting a Participating Insurance Company.

                                   APPENDIX A


 HIGH-YIELD/HIGH RISK SECURITIES

     Each of the Funds may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, a Fund will not purchase any security in default at the time of purchase. None of the Funds will invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

     Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers or in general economic conditions, or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities also may have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, a Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

     Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in a Fund's percentage limits for investments rated below investment grade, unless the Fund's advisor deems such securities to be the equivalent of investment grade. If securities purchased by a Fund are downgraded following purchase, or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the director or trustees of the Fund, in consultation with the Fund's advisor, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Relying in part on ratings assigned by credit agencies in making investments will not protect a Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments, and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

     Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leverage corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

     Expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                       BERGER INSTITUTIONAL PRODUCTS TRUST

PART C.           OTHER INFORMATION

Item 23.          Exhibits

                  The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control With Registrant


                  On the date that this amendment to the Registration Statement becomes effective, Berger LLC, a Nevada limited liability company, may be deemed a control person of the Berger IPT - International Fund (the "Fund"). Berger LLC may be deemed a control person of the Fund, since shares of the Fund owned of record by Conseco Variable Insurance Company include shares attributable to a variable annuity contract owned by Berger LLC which constitute more than 25% of the shares outstanding of the Fund. Berger LLC will continue to be a control person of the Fund as long as it indirectly holds more than 25% of the shares outstanding of the Fund, as the term "control" is defined in the Investment Company Act of 1940. As long as the Fund is controlled by Berger LLC, it will be under common control with the other companies controlled by Berger LLC's ultimate corporate parent, Stilwell Financial Inc. ("SFI"). See "Investment Advisor" in the Statement of Additional Information for more information on SFI and its affiliates.


Item 25.          Indemnification

                  Article IX, Section 2 of the Trust Instrument for Berger Institutional Products Trust (the "Trust"), provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, trustees, officers, employees, managers and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees, managers or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees, managers and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

                  Section 14 of the Sub-Advisory Agreement between Berger LLC and BIAM with respect to the Berger IPT International Fund also provides as follows:



         "Berger hereby indemnifies and holds harmless BIAM and its officers, directors, shareholders, employees and agents, and any controlling person thereof, from all losses, charges, claims and liabilities, and all costs and expenses, including without limitation reasonable attorneys' fees and disbursements, arising from any action which BIAM takes or omits to take pursuant to written instructions from Berger, or from officers or Trustees of the Trust, provided that no person shall be indemnified hereunder against any liability to the Trust or its shareholders (or any expenses incident to such liability) arising out of such person's own willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their duties or obligations under this Agreement.

         BIAM hereby indemnifies and holds harmless Berger and the Trust, and each of their Trustees, officers, managers, shareholders, members, employees and agents, and any controlling person thereof, from all losses, charges, claims and liabilities, and all costs and expenses, including without limitation reasonable attorneys' fees and disbursements, arising out of BIAM's willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties or obligations under this Agreement, provided that no person shall be indemnified hereunder against any liability to the Trust or its shareholders (or any expenses incident to such liability) arising out of such person's own willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their duties or obligations under this Agreement."


Item 26.          Business and Other Connections of Investment Advisor


                  The business of Berger LLC, the investment advisor of the Berger IPT - Growth Fund, the Berger IPT - Growth and Income Fund, the Berger IPT - Small Company Growth Fund, the Berger IPT - New Generation Fund and the Berger IPT - International Fund, is described in the Prospectus and in Section 4 in the Statement of Additional Information. Information relating to the business and other connections of the officers and directors of Berger LLC (current and for the past two years) is listed in Part IA of Berger LLC's Form ADV as filed with the Securities and Exchange Commission (File No. 801-9451, dated January 29, 2001), which information from such schedules is incorporated herein by reference.



                  The business of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), the sub-advisor to the Berger IPT International Fund, is described in the Prospectus and in Section 4 in the Statement of Additional Information. Information relating to the business and other connections of the officers and directors of BIAM (current and for the past two years) is listed in BIAM's Form ADV as filed with the Securities and Exchange Commission (File No. 801-29606, dated June 29, 2000), which information from such schedules is incorporated herein by reference.


Item 27.          Principal Underwriters

                  (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

Berger Growth Fund, Inc.

Berger Large Cap Growth Fund, Inc.

Berger Investment Portfolio Trust
--Berger Small Company Growth Fund

--Berger New Generation Fund
--Berger Balanced Fund
--Berger Select Fund
--Berger Mid Cap Growth Fund
--Berger Mid Cap Value Fund
--Berger Information Technology Fund
Berger Omni Investment Trust
--Berger Small Cap Value Fund
Berger Institutional Products Trust
--Berger IPT - Growth Fund
--Berger IPT - Growth and Income Fund
--Berger IPT - Small Company Growth Fund

--Berger IPT - International Fund

--Berger IPT - New Generation Fund

Berger Worldwide Funds Trust
--Berger International Fund

--International Equity Fund

--Berger International CORE Fund


                  (b) For Berger Distributors LLC:

--------------------------------------------------------------------------------------------------------------------
             Name                                Positions and                            Positions and
                                                 Offices with                             Offices with
                                                  Underwriter                              Registrant
--------------------------------------------------------------------------------------------------------------------
David G. Mertens                   President and CEO                         None
--------------------------------------------------------------------------------------------------------------------

David J. Schultz                   Vice President, Treasurer and Chief       Vice President and Treasurer
                                   Financial Officer
--------------------------------------------------------------------------------------------------------------------

Brian Ferrie                       Vice President and Chief Compliance       Vice President
                                   Officer
--------------------------------------------------------------------------------------------------------------------

Janice M. Teague                   Vice President and Secretary              Vice President and Assistant
                                                                             Secretary
--------------------------------------------------------------------------------------------------------------------

Sue Vreeland                       Assistant Secretary                       Secretary
--------------------------------------------------------------------------------------------------------------------

                  The principal business address of each of the persons in the table above is 210 University Blvd., Suite 900, Denver, CO 80206.

                  (c) Not applicable.

Item 28.          Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                    (a) Shareholder records are maintained by the Registrant's transfer agent, DST Systems, Inc., P.O. Box 219958, Kansas City, MO 64121;

                    (b) Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), 801 Pennsylvania, Kansas City, Missouri 64105. Other records of the Registrant relating to purchases and sales; the Trust Instrument, minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Suite 900, Denver, Colorado 80206.


                    (c) Certain records relating to day-to-day portfolio management of the Berger IPT - International Fund are kept at Bank of Ireland Asset Management (U.S.) Limited, 26 Fitzwilliam Street, Dublin 2, Ireland; or at Bank of Ireland Asset Management (U.S.) Limited, 75 Holly Hill Lane, Greenwich, Connecticut 06830.


Item 29.          Management Services

                  The Registrant has no management-related service contract which is not discussed in Parts A and B of this form.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 28th day of February, 2001.


                                             BERGER INSTITUTIONAL PRODUCTS TRUST
                                             (Registrant)

                                             By /s/ Jack R. Thompson
                                               ---------------------------------
                                               Name:  Jack R. Thompson
                                                    ----------------------------
                                               Title: President
                                                     ---------------------------


         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                               Title                                          Date
       ---------                               -----                                          ----
/s/  Jack R. Thompson                          President (Principal                           February 28, 2001
------------------------------------------     Executive Officer)
Jack R. Thompson                               and Trustee

/s/  David J. Schultz                          Vice President and                             February 28, 2001
------------------------------------------     Treasurer (Principal
David J. Schultz                               Financial Officer)

/s/  John Paganelli                            Assistant Treasurer                            February 28, 2001
-----------------------------------------      (Principal Accounting
John Paganelli                                 Officer)

/s/  Dennis E. Baldwin                         Trustee                                        February 28, 2001
-----------------------------------------
Dennis E. Baldwin

       Signature                               Title                                          Date
       ---------                               -----                                          ----
Louis R. Bindner                               Trustee                                        February 28, 2001
-----------------------------------------
Louis R. Bindner*

Katherine A. Cattanach                         Trustee                                        February 28, 2001
-----------------------------------------
Katherine A. Cattanach*

Paul R. Knapp                                  Trustee                                        February 28, 2001
-----------------------------------------
Paul R. Knapp*

Harry T. Lewis, Jr.                            Trustee                                        February 28, 2001
-----------------------------------------
Harry T. Lewis, Jr.*

Michael Owen                                   Trustee                                        February 28, 2001
-----------------------------------------
Michael Owen*

William Sinclaire                              Trustee                                        February 28, 2001
-----------------------------------------
William Sinclaire*

*By: /s/ Jack R. Thompson
    -------------------------------------
         Jack R. Thompson
         Attorney-in-fact

                       BERGER INSTITUTIONAL PRODUCTS TRUST
                                  EXHIBIT INDEX


N-1A                       EDGAR
Exhibit                    Exhibit
No.                        No.                Name of Exhibit
-----------------------    ----------         ---------------
(1)  Exhibit               23(a)              Trust Instrument
(2)  Exhibit               23(b)              Bylaws
     Exhibit               23(c)              Not Applicable
(3)  Exhibit               23(d)-1            Form of Investment Advisory Agreement for Berger IPT - 100
                                              Fund
(35) Exhibit               23(d)-1a           Form of Amendment to Investment Advisory Agreement for
                                              Berger IPT - 100 Fund
(4)  Exhibit               23(d)-2            Form of Investment Advisory Agreement for Berger IPT -
                                              Growth and Income Fund
(35) Exhibit               23(d)-2a           Form of Amendment to Investment Advisory Agreement for
                                              Berger IPT --Growth and Income Fund
(5)  Exhibit               23(d)-3            Form of Investment Advisory Agreement for Berger IPT -
                                              Small Company Growth Fund
(35) Exhibit               23(d)-3a           Form of Amendment to Investment Advisory Agreement for
                                              Berger IPT - Small Company Growth Fund
(6)  Exhibit               23(d)-4            Form of Investment Advisory Agreement for Berger IPT -
                                              International Fund
**   Exhibit               23(d)-4a           Termination of Investment Advisory
                                              Agreement for Berger IPT -
                                              International Fund
**   Exhibit               23(d)-4b           Form of Investment Advisory
                                              Agreement between Berger IPT -
                                              International Fund and Berger LLC
(7)  Exhibit               23(d)-5            Form of Sub-Advisory Agreement for Berger IPT -
                                              International Fund
**   Exhibit               23(d)-5a           Termination of Sub-Advisory Agreement for Berger IPT -
                                              International Fund
**   Exhibit               23(d)-5b           Form of Sub-Advisory Agreement between Berger LLC and BIAM with respect to the Berger IPT - International Fund

N-1A                       EDGAR
Exhibit                    Exhibit
No.                        No.                Name of Exhibit
-----------------------    ----------         ---------------
(35) Exhibit               23(d)-6            Form of Investment Advisory Agreement for Berger IPT - New
                                              Generation Fund
(8)  Exhibit               23(e)              Distribution Agreement between Berger Institutional
                                              Products Trust and Berger Distributors, Inc.
(35) Exhibit               23(e)-1            Assignment of Distribution Agreement between Berger
                                              Institutional Products Trust and Berger Distributors, Inc.
     Exhibit               23(f)              Not Applicable
(9)  Exhibit               23(g)              Form of Custody Agreement
(35) Exhibit               23(g)a             Assignment of Custody Agreement
(10) Exhibit               23(h)-1            Form of Administrative Services Agreement for Berger IPT -
                                              Growth Fund
(35) Exhibit               23(h)-1a           Form of Amendment to Administrative Services Agreement for
                                              Berger IPT - Growth Fund
(11) Exhibit               23(h)-2            Form of Administrative Services Agreement for Berger IPT -
                                              Growth and Income Fund
(35) Exhibit               23(h)-2a           Form of Amendment to Administrative Services Agreement for
                                              Berger IPT - Growth and Income Fund
(12) Exhibit               23(h)-3            Form of Administrative Services Agreement for Berger IPT -
                                              Small Company Growth Fund
(35) Exhibit               23(h)-3a           Form of Amendment to Administrative Services Agreement for
                                              Berger IPT - Small Company Growth Fund
(13) Exhibit               23(h)-4            Form of Administrative Services Agreement for Berger IPT -
                                              International Fund
(35) Exhibit               23(h)-4a           Form of Amendment to Administrative Services Agreement for
                                              Berger IPT - International Fund
(14) Exhibit               23(h)-5            Form of Sub-Administration Agreement for Berger IPT -
                                              International Fund
(35) Exhibit               23(h)-5            Form of Administrative Services Agreement for Berger IPT -
                                              New Generation Fund

N-1A                       EDGAR
Exhibit                    Exhibit
No.                        No.                Name of Exhibit
-----------------------    ----------         ---------------
(15) Exhibit               23(h)-6            Form of Recordkeeping and Pricing Agent Agreement
(35) Exhibit               23(h)-6a           Assignment of Recordkeeping and Pricing Agent Agreement
(16) Exhibit               23(h)-7            Form of Agency Agreement
(17) Exhibit               23(h)-8            Form of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Great American Reserve Insurance Company
(35) Exhibit               23(h)-8a           Assignment of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Great American Reserve Insurance Company
(18) Exhibit               23(h)-9            Form of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Ameritas Life Insurance Company
(19) Exhibit               23(h)-10           Form of Participation Agreement between Berger
                                              Institutional Products Trust, BBOI Worldwide LLC and Great
                                              American Reserve Insurance Company
(20)Exhibit                23(h)-11           Form of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc.,
                                              Berger Distributors, Inc., Charles Schwab & Co. Inc. and
                                              Great-West Life & Annuity Insurance Company
(35)Exhibit                23(h)-11a          Assignment of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc.,
                                              Berger Distributors, Inc., Charles Schwab & Co. Inc. and
                                              Great-West Life & Annuity Insurance Company
(21)Exhibit                23(h)-12           Form of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc.,
                                              Berger Distributors, Inc., Charles Schwab & Co. Inc. and
                                              First Great-West Life & Annuity Insurance Company
(35)Exhibit                23(h)-12a          Assignment of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc.,
                                              Berger Distributors, Inc., Charles Schwab & Co. Inc. and
                                              First Great-West Life & Annuity Insurance Company

N-1A                       EDGAR
Exhibit                    Exhibit
No.                        No.                Name of Exhibit
-----------------------    ----------         ---------------
(22)Exhibit                23(h)-13           Form of Participation Agreement between Berger
                                              Institutional Products Trust, BBOI Worldwide LLC and Canada
                                              Life Insurance Company of America
(23)Exhibit                23(h)-14           Form of Participation Agreement between Berger
                                              Institutional Products Trust, BBOI Worldwide LLC and Canada
                                              Life Insurance Company of New York
(24)Exhibit                23(h)-15           Form of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Prudential Insurance Company of America
(35)Exhibit                23(h)-15a          Assignment of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Prudential Insurance Company of America
(25)Exhibit                23(h)-16           Form of Participation Agreement between Berger
                                              Institutional Products Trust, BBOI Worldwide LLC and
                                              Prudential Insurance Company of America
(26)Exhibit                23(h)-17           Form of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Canada Life Insurance Company of America
(35)Exhibit                23(h)-17a          Assignment of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Canada Life Insurance Company of America
(27)Exhibit                23(h)-18           Form of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Canada Life Insurance Company of New York
(35)Exhibit                23(h)-18a          Assignment of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Canada Life Insurance Company of New York
(28)Exhibit                23(h)-19           Form of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Business Men's Assurance Company of America
(35)Exhibit                23(h)-19a          Assignment of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Business Men's Assurance Company of America
(31) Exhibit               23(h)-20           Form of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Conseco Life Insurance Company of New York

N-1A                       EDGAR
Exhibit                    Exhibit
No.                        No.                Name of Exhibit
-----------------------    ----------         ---------------
(35) Exhibit               23(h)-20a          Assignment of Participation Agreement between Berger
                                              Institutional Products Trust, Berger Associates, Inc. and
                                              Conseco Life Insurance Company of New York
(32) Exhibit               23(h)-21           Form of Participation Agreement between Berger
                                              Institutional Products Trust, BBOI Worldwide LLC and
                                              Conseco Life Insurance Company of New York
(34) Exhibit               23(i)-1            Opinion and consent of Davis, Graham & Stubbs LLP relating to the shares issued under the initial registration
                                              statement of the Trust
(35) Exhibit               23(i)-2            Opinion and consent of Davis, Graham & Stubbs LLP relating to the Berger IPT - New Generation Fund
**   Exhibit               23(j)              Consent of PricewaterhouseCoopers LLP
     Exhibit               23(k)              Not Applicable
(30) Exhibit               23(l)              Investment Letter from Initial Stockholder
     Exhibit               23(m)              Not Applicable
     Exhibit               23(n)              Not Applicable
(35) Exhibit               23(p)-1            Code of Ethics of the Berger Funds
(35) Exhibit               23(p)-2            Code of Ethics of Berger LLC
(35) Exhibit               23(p)-3            Code of Ethics of Berger Distributors LLC
(35) Exhibit               23(p)-4            Code of Ethics of BBOI Worldwide LLC
(35) Exhibit               23(p)-5            Code of Ethics of Bank of Ireland Asset Management (U.S.)
                                              Limited


-----------------------


**        To be filed by amendment


Filed previously as indicated below and incorporated herein by reference:
(1) Filed as Exhibit 1 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(2) Filed as Exhibit 2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(3) Filed as Exhibit 5.1 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(4) Filed as Exhibit 5.2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(5) Filed as Exhibit 5.3 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(8) Filed as Exhibit 6 with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed February 14, 1997.
(9) Filed as Exhibit 8 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(10) Filed as Exhibit 9.1.1 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(11) Filed as Exhibit 9.1.2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(12) Filed as Exhibit 9.1.3 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(13) Filed as Exhibit 9.1.4 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(14) Filed as Exhibit 9.1.5 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(15) Filed as Exhibit 9.2 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(16) Filed as Exhibit 9.3 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(17) Filed as Exhibit 9.4 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(18) Filed as Exhibit 9.5 with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed February 14, 1997.
(19) Filed as Exhibit 9.6 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(20) Filed as Exhibit 9.7 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(21) Filed as Exhibit 9.8 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(22) Filed as Exhibit 9.9 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(23) Filed as Exhibit 9.10 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(24) Filed as Exhibit 9.11 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(25) Filed as Exhibit 9.12 with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, filed April 18, 1997.
(26) This agreement is identical to Exhibit 23(h)-13 to this Registration Statement, except that Berger Associates, Inc. is substituted for BBOI Worldwide LLC as a party.
(27) This agreement is identical to Exhibit 23(h)-14 to this Registration Statement, except that Berger Associates, Inc. is substituted for BBOI Worldwide LLC as a party.
(28) Filed as Exhibit 9.15 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(29) Filed as Exhibit 10 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.
(30) Filed as Exhibit 13 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(31) This agreement is identical to Exhibit 23(h)-8 to this Registration Statement, except that Conseco Life Insurance Company of New York is substituted for Great American Reserve Insurance Company as a party.
(32) This agreement is identical to Exhibit 23(h)-10 to this Registration Statement, except that Conseco Life Insurance Company of New York is substituted for Great American Reserve Insurance Company as a party.
(33) Filed as Exhibit number listed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed February 12, 1999.
(34) Filed as Exhibit 10 with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed April 18, 1996.

(35) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed April 28, 2000.